UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2024

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

The investment objective of the Funds is to seek to provide investors with total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2023 to January 31, 2024.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period 8/1/23 to 1/31/24*
Actual Fund return†
Class A	$1,000.00	$1,042.90	0.82%	$4.21
Class C	1,000.00	1,039.00	1.57%	8.05
Class R	1,000.00	1,042.20	1.07%	5.49
Institutional Class	1,000.00	1,044.20	0.57%	2.93
Class R6	1,000.00	1,044.70	0.47%	2.42
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.01	0.82%	$4.17
Class C	1,000.00	1,017.24	1.57%	7.96
Class R	1,000.00	1,019.76	1.07%	5.43
Institutional Class	1,000.00	1,022.27	0.57%	2.90
Class R6	1,000.00	1,022.77	0.47%	2.39

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period 8/1/23 to 1/31/24*
Actual Fund return†
Class A	$1,000.00	$1,042.80	0.82%	$4.21
Class C	1,000.00	1,039.60	1.57%	8.05
Class R	1,000.00	1,042.10	1.07%	5.49
Institutional Class	1,000.00	1,044.10	0.57%	2.93
Class R6	1,000.00	1,044.60	0.46%	2.36
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.01	0.82%	$4.17
Class C	1,000.00	1,017.24	1.57%	7.96
Class R	1,000.00	1,019.76	1.07%	5.43
Institutional Class	1,000.00	1,022.27	0.57%	2.90
Class R6	1,000.00	1,022.82	0.46%	2.34
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
2

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The tables on the previous page do not reflect the expenses of any Underlying Funds.

3

Security type / sector allocations
Delaware Corporate Bond Fund	As of January 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.25%
Corporate Bonds	95.05%
Banking	23.39%
Basic Industry	2.46%
Brokerage	1.17%
Capital Goods	6.27%
Communications	9.44%
Consumer Cyclical	5.21%
Consumer Non-Cyclical	6.47%
Electric	11.60%
Energy	11.10%
Finance Companies	2.48%
Insurance	6.29%
Natural Gas	0.82%
Real Estate Investment Trusts	1.64%
Technology	6.20%
Transportation	0.51%
Municipal Bonds	0.38%
Loan Agreement	0.69%
US Treasury Obligations	1.25%
Convertible Preferred Stock	0.08%
Short-Term Investments	0.86%
Total Value of Securities	98.56%
Receivables and Other Assets Net of Liabilities	1.44%
Total Net Assets	100.00%
4

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	92.82%
Banking	11.94%
Basic Industry	4.00%
Brokerage	0.74%
Capital Goods	8.41%
Communications	10.32%
Consumer Cyclical	3.06%
Consumer Non-Cyclical	8.67%
Electric	14.28%
Energy	13.26%
Finance Companies	1.25%
Insurance	7.89%
Natural Gas	2.90%
Technology	3.96%
Transportation	1.66%
Utilities	0.48%
Municipal Bonds	1.70%
US Treasury Obligations	3.63%
Convertible Preferred Stock	0.47%
Short-Term Investments	0.06%
Total Value of Securities	98.68%
Receivables and Other Assets Net of Liabilities	1.32%
Total Net Assets	100.00%
5

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.25%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$3,482,850
Total Convertible Bond (cost $3,551,335)		3,482,850

Corporate Bonds — 95.05%
Banking — 23.39%
Bank of America
2.482% 9/21/36 µ	5,770,000	4,633,385
5.468% 1/23/35 µ	5,890,000	6,000,371
5.819% 9/15/29 µ	12,475,000	12,902,762
6.204% 11/10/28 µ	10,435,000	10,912,801
Bank of New York Mellon
4.70% 9/20/25 µ, y	10,250,000	10,098,550
5.834% 10/25/33 µ	3,201,000	3,388,704
Barclays
6.224% 5/9/34 µ	2,203,000	2,270,054
7.385% 11/2/28 µ	3,075,000	3,288,429
9.625% 12/15/29 µ, y	6,980,000	7,206,452
BPCE 144A 5.716% 1/18/30 #, µ	4,200,000	4,229,781
Citibank 5.488% 12/4/26	13,295,000	13,551,721
Citigroup 5.61% 9/29/26 µ	2,282,000	2,300,425
Citizens Bank 6.064% 10/24/25 µ	3,760,000	3,749,408
Credit Agricole 144A 6.316% 10/3/29 #, µ	10,880,000	11,355,534
Credit Suisse 7.95% 1/9/25	12,395,000	12,686,227
Deutsche Bank
6.72% 1/18/29 µ	3,746,000	3,902,081
6.819% 11/20/29 µ	4,903,000	5,154,239
7.146% 7/13/27 µ	4,120,000	4,268,783
Fifth Third Bancorp
5.631% 1/29/32 µ	5,580,000	5,634,204
6.339% 7/27/29 µ	3,665,000	3,817,270
Fifth Third Bank 5.852% 10/27/25 µ	3,305,000	3,310,045
Goldman Sachs Group
1.542% 9/10/27 µ	3,704,000	3,380,200
6.484% 10/24/29 µ	8,145,000	8,650,913
Huntington National Bank
4.552% 5/17/28 µ	7,541,000	7,344,262
5.65% 1/10/30	2,590,000	2,627,500
5.699% 11/18/25 µ	3,040,000	3,024,262
ING Groep 6.083% 9/11/27 µ	3,030,000	3,093,386
6

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 µ	10,170,000	$8,294,170
5.012% 1/23/30 µ	4,385,000	4,408,336
5.336% 1/23/35 µ	6,565,000	6,674,301
6.254% 10/23/34 µ	8,497,000	9,211,832
KeyBank
4.15% 8/8/25	1,439,000	1,407,742
5.85% 11/15/27	3,703,000	3,714,377
KeyCorp 3.878% 5/23/25 µ	4,060,000	4,026,103
Morgan Stanley
2.484% 9/16/36 µ	4,309,000	3,445,067
5.173% 1/16/30 µ	3,545,000	3,576,631
5.466% 1/18/35 µ	12,670,000	12,934,698
6.407% 11/1/29 µ	5,835,000	6,185,583
6.627% 11/1/34 µ	6,485,000	7,181,833
PNC Bank 4.05% 7/26/28	5,535,000	5,334,624
PNC Financial Services Group
5.676% 1/22/35 µ	3,610,000	3,706,088
6.875% 10/20/34 µ	3,065,000	3,407,653
Popular 7.25% 3/13/28	7,805,000	8,100,146
Societe Generale 144A 7.132% 1/19/55 #, µ	4,675,000	4,659,919
State Street 6.123% 11/21/34 µ	6,450,000	6,824,190
SVB Financial Group
1.80% 2/2/31 ‡	2,597,000	1,736,276
2.10% 5/15/28 ‡	995,000	665,440
4.00% 5/15/26 ‡, y	4,372,000	95,638
4.57% 4/29/33 ‡	2,833,000	1,902,119
Truist Bank 2.636% 9/17/29 µ	10,460,000	9,904,129
Truist Financial
4.95% 9/1/25 µ, y	10,180,000	9,938,986
7.161% 10/30/29 µ	955,000	1,031,650
UBS Group
144A 5.699% 2/8/35 #, µ	2,095,000	2,127,527
144A 9.25% 11/13/28 #, µ, y	3,825,000	4,101,123
US Bancorp
2.491% 11/3/36 µ	5,730,000	4,498,083
4.653% 2/1/29 µ	2,387,000	2,353,031
5.384% 1/23/30 µ	1,685,000	1,705,510
5.678% 1/23/35 µ	3,760,000	3,848,855
6.787% 10/26/27 µ	2,720,000	2,838,714
7

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo Bank 5.254% 12/11/26	5,180,000	$5,255,735
		317,877,858
Basic Industry — 2.46%
BHP Billiton Finance USA 5.25% 9/8/30	8,640,000	8,919,635
Freeport-McMoRan 5.45% 3/15/43	10,365,000	9,981,844
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	2,843,210
LYB International Finance III 3.625% 4/1/51	9,400,000	6,787,193
Sherwin-Williams 2.90% 3/15/52	7,185,000	4,840,856
		33,372,738
Brokerage — 1.17%
Jefferies Financial Group
2.625% 10/15/31	13,815,000	11,489,513
5.875% 7/21/28	2,160,000	2,233,929
6.50% 1/20/43	2,090,000	2,225,728
		15,949,170
Capital Goods — 6.27%
Amphenol 2.20% 9/15/31	4,125,000	3,438,146
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	2,852,990
Ashtead Capital
144A 1.50% 8/12/26 #	8,495,000	7,751,814
144A 5.80% 4/15/34 #	3,550,000	3,571,292
144A 5.95% 10/15/33 #	3,125,000	3,184,634
Boeing 2.196% 2/4/26	14,220,000	13,396,315
Carrier Global 144A 5.90% 3/15/34 #	9,530,000	10,189,310
Howmet Aerospace
3.00% 1/15/29	15,120,000	13,702,122
5.95% 2/1/37	940,000	969,135
Northrop Grumman 5.20% 6/1/54	6,700,000	6,731,648
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,159,271
RTX 6.10% 3/15/34	7,180,000	7,796,109
Sealed Air 144A 7.25% 2/15/31 #	1,972,000	2,064,075
Waste Connections
2.95% 1/15/52	4,760,000	3,291,093
3.50% 5/1/29	3,300,000	3,155,820
		85,253,774
Communications — 9.44%
Altice France 144A 5.125% 1/15/29 #	3,720,000	2,755,975
American Tower 2.30% 9/15/31	12,525,000	10,367,686
8

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.50% 9/15/53	16,360,000	$11,693,425
3.65% 6/1/51	5,400,000	4,031,287
CCO Holdings
144A 4.50% 6/1/33 #	945,000	775,903
144A 4.75% 2/1/32 #	3,870,000	3,322,763
144A 6.375% 9/1/29 #	2,005,000	1,953,636
Cellnex Finance 144A 3.875% 7/7/41 #	8,702,000	6,789,288
Charter Communications Operating
3.85% 4/1/61	11,195,000	6,792,640
3.90% 6/1/52	1,385,000	911,148
4.50% 2/1/24	3,942,000	3,942,000
Comcast
2.80% 1/15/51	16,420,000	10,761,413
2.887% 11/1/51	2,410,000	1,596,918
CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	4,207,147
Directv Financing 144A 5.875% 8/15/27 #	5,015,000	4,771,425
Discovery Communications 4.00% 9/15/55	11,355,000	8,003,732
Sprint Capital 6.875% 11/15/28	6,625,000	7,161,963
Sprint Spectrum 144A 4.738% 9/20/29 #	1,310,937	1,301,286
Time Warner Cable 7.30% 7/1/38	2,930,000	3,074,511
T-Mobile USA
3.30% 2/15/51	575,000	410,035
3.375% 4/15/29	9,430,000	8,756,210
5.50% 1/15/55	3,295,000	3,336,426
5.75% 1/15/34	4,060,000	4,279,494
Verizon Communications
2.875% 11/20/50	8,640,000	5,752,121
4.329% 9/21/28	2,500,000	2,465,766
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	3,458,000	3,328,558
VZ Secured Financing 144A 5.00% 1/15/32 #	3,340,000	2,921,885
Warnermedia Holdings 6.412% 3/15/26	2,795,000	2,795,517
		128,260,158
Consumer Cyclical — 5.21%
ADT Security 144A 4.875% 7/15/32 #	3,663,000	3,359,410
Amazon.com 2.50% 6/3/50	18,330,000	11,903,416
Aptiv 3.10% 12/1/51	10,229,000	6,674,696
9

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
5.80% 3/5/27	4,875,000	$4,907,585
6.798% 11/7/28	1,810,000	1,891,778
6.95% 3/6/26	2,435,000	2,490,521
6.95% 6/10/26	4,385,000	4,501,133
General Motors 5.40% 4/1/48	4,279,000	3,908,495
Mercedes-Benz Finance North America
144A 5.05% 8/3/33 #	7,660,000	7,760,300
144A 5.10% 8/3/28 #	3,600,000	3,663,667
Toyota Motor Credit
4.65% 1/5/29	2,775,000	2,787,594
5.25% 9/11/28	9,790,000	10,082,028
VICI Properties 4.95% 2/15/30	7,065,000	6,854,428
		70,785,051
Consumer Non-Cyclical — 6.47%
Amgen
5.15% 3/2/28	610,000	621,225
5.25% 3/2/30	2,895,000	2,964,916
5.25% 3/2/33	9,585,000	9,781,702
Astrazeneca Finance 4.875% 3/3/28	5,740,000	5,837,297
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,778,309
Bunge Limited Finance 2.75% 5/14/31	9,405,000	8,156,656
CVS Health 2.70% 8/21/40	7,600,000	5,356,949
Gilead Sciences
5.25% 10/15/33	4,565,000	4,739,773
5.55% 10/15/53	5,670,000	6,023,382
HCA 3.50% 7/15/51	8,384,000	5,881,052
JBS USA LUX 3.00% 2/2/29	4,090,000	3,619,731
Merck & Co. 2.75% 12/10/51	15,502,000	10,414,507
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,256,146
Royalty Pharma
1.20% 9/2/25	3,750,000	3,517,988
3.35% 9/2/51	15,728,000	10,605,114
3.55% 9/2/50	447,000	316,374
		87,871,121
Electric — 11.60%
AEP Texas 5.40% 6/1/33	445,000	455,015
American Electric Power 5.699% 8/15/25	3,235,000	3,261,555
Appalachian Power 4.50% 8/1/32	7,500,000	7,172,070
10

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	$3,394,267
Black Hills 1.037% 8/23/24	1,850,000	1,802,684
CenterPoint Energy Houston Electric
4.95% 4/1/33	4,480,000	4,530,986
5.20% 10/1/28	4,100,000	4,206,547
Commonwealth Edison 2.75% 9/1/51	9,525,000	6,113,888
Constellation Energy Generation
5.60% 3/1/28	1,150,000	1,183,700
6.50% 10/1/53	4,185,000	4,688,920
Consumers Energy 4.60% 5/30/29	4,760,000	4,772,377
Duke Energy Carolinas
4.85% 1/15/34	8,595,000	8,547,364
4.95% 1/15/33	3,642,000	3,672,798
Duke Energy Indiana 5.40% 4/1/53	4,580,000	4,581,332
Edison International 8.125% 6/15/53 µ	3,852,000	3,966,123
Eversource Energy 5.45% 3/1/28	3,605,000	3,672,981
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,422,288
NextEra Energy Capital Holdings
3.00% 1/15/52	10,204,000	6,722,681
5.55% 3/15/54	5,335,000	5,347,110
6.051% 3/1/25	3,526,000	3,556,766
Niagara Mohawk Power 144A 5.664% 1/17/54 #	2,035,000	2,058,038
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,862,281
4.50% 4/1/47	7,040,000	5,956,174
5.25% 9/1/50	3,995,000	3,770,164
144A 6.20% 12/1/53 #	1,195,000	1,271,833
Pacific Gas & Electric 3.50% 8/1/50	11,615,000	8,125,802
PacifiCorp
2.90% 6/15/52	6,889,000	4,388,919
5.45% 2/15/34	2,000,000	2,027,985
5.80% 1/15/55	1,880,000	1,886,304
Public Service Co. of Oklahoma 3.15% 8/15/51	5,235,000	3,592,716
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,635,847
Southern California Edison
5.20% 6/1/34	4,505,000	4,543,295
5.65% 10/1/28	5,770,000	6,006,185
Vistra Operations 144A 6.95% 10/15/33 #	14,862,000	15,717,695
WEC Energy Group 5.15% 10/1/27	6,565,000	6,658,284
		157,572,974
11

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy — 11.10%
BP Capital Markets 4.875% 3/22/30 µ, y	10,680,000	$10,136,055
BP Capital Markets America
2.939% 6/4/51	4,970,000	3,393,988
4.812% 2/13/33	3,383,000	3,381,451
Cheniere Energy Partners 4.50% 10/1/29	6,485,000	6,191,882
ConocoPhillips
5.05% 9/15/33	7,125,000	7,250,922
5.55% 3/15/54	7,305,000	7,638,862
Diamondback Energy
3.125% 3/24/31	8,760,000	7,779,802
4.25% 3/15/52	6,515,000	5,238,967
6.25% 3/15/33	2,575,000	2,745,784
Enbridge
5.75% 7/15/80 µ	5,845,000	5,476,895
6.70% 11/15/53	7,890,000	9,126,147
Energy Transfer
5.95% 5/15/54	3,705,000	3,718,444
6.10% 12/1/28	2,415,000	2,525,708
6.25% 4/15/49	3,415,000	3,547,765
6.50% 11/15/26 µ, y	11,164,000	10,815,442
8.00% 5/15/54 µ	1,680,000	1,739,598
Enterprise Products Operating
3.30% 2/15/53	11,825,000	8,655,038
4.85% 1/31/34	5,235,000	5,240,885
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	3,970,426	3,191,937
Kinder Morgan
5.00% 2/1/29	1,790,000	1,795,283
5.20% 6/1/33	10,435,000	10,358,262
Occidental Petroleum 6.125% 1/1/31	10,740,000	11,156,819
ONEOK
5.65% 11/1/28	180,000	185,884
5.80% 11/1/30	550,000	571,935
6.05% 9/1/33	2,190,000	2,300,551
Targa Resources Partners
4.00% 1/15/32	3,905,000	3,522,798
5.00% 1/15/28	13,331,000	13,135,317
		150,822,421
12

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 2.48%
AerCap Ireland Capital DAC
1.75% 1/30/26	975,000	$908,530
3.00% 10/29/28	10,525,000	9,552,978
5.10% 1/19/29	2,205,000	2,193,103
Air Lease
2.20% 1/15/27	1,050,000	964,938
4.125% 12/15/26 µ, y	5,546,000	4,700,284
4.625% 10/1/28	3,176,000	3,120,103
Aviation Capital Group
144A 1.95% 1/30/26 #	9,032,000	8,434,828
144A 1.95% 9/20/26 #	2,535,000	2,315,953
144A 5.50% 12/15/24 #	1,540,000	1,535,122
		33,725,839
Insurance — 6.29%
Aon 2.80% 5/15/30	4,950,000	4,397,864
Athene Global Funding
144A 1.985% 8/19/28 #	18,309,000	15,870,371
144A 2.50% 3/24/28 #	3,455,000	3,099,822
144A 2.717% 1/7/29 #	4,375,000	3,850,875
Athene Holding 3.45% 5/15/52	3,215,000	2,191,249
Berkshire Hathaway Finance 3.85% 3/15/52	6,515,000	5,395,607
Hartford Financial Services Group 2.90% 9/15/51	6,100,000	4,063,832
Metropolitan Life Global Funding I 144A 4.85% 1/8/29 #	9,120,000	9,165,160
New York Life Global Funding
144A 4.70% 1/29/29 #	7,016,000	7,046,794
144A 4.85% 1/9/28 #	4,650,000	4,689,473
144A 5.45% 9/18/26 #	5,155,000	5,260,908
Principal Life Global Funding II 144A 3.00% 4/18/26 #	4,000,000	3,831,181
UnitedHealth Group
4.50% 4/15/33	14,537,000	14,324,199
5.05% 4/15/53	2,364,000	2,351,021
		85,538,356
Natural Gas — 0.82%
Sempra 4.875% 10/15/25 µ, y	6,363,000	6,252,761
Southern California Gas
4.30% 1/15/49	600,000	508,349
5.20% 6/1/33	4,295,000	4,393,998
		11,155,108
13

Schedules of investments

Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts — 1.64%
American Homes 4 Rent
3.625% 4/15/32	6,035,000	$5,391,400
5.50% 2/1/34	4,835,000	4,887,670
Extra Space Storage
2.35% 3/15/32	9,830,000	7,963,789
2.55% 6/1/31	4,865,000	4,069,242
		22,312,101
Technology — 6.20%
Alphabet 2.05% 8/15/50	12,926,000	7,871,454
Apple 2.70% 8/5/51	5,525,000	3,741,698
Autodesk
2.40% 12/15/31	7,600,000	6,436,806
2.85% 1/15/30	4,616,000	4,183,099
Broadcom 144A 3.469% 4/15/34 #	6,212,000	5,399,045
CDW 3.276% 12/1/28	12,755,000	11,669,064
CoStar Group 144A 2.80% 7/15/30 #	7,012,000	6,028,819
Entegris
144A 4.75% 4/15/29 #	4,410,000	4,219,198
144A 5.95% 6/15/30 #	3,680,000	3,637,999
Equinix 2.625% 11/18/24	5,715,000	5,582,249
Marvell Technology 1.65% 4/15/26	5,585,000	5,216,652
Microchip Technology 0.983% 9/1/24	4,476,000	4,357,742
Oracle 3.60% 4/1/50	16,095,000	11,854,399
Sensata Technologies 144A 3.75% 2/15/31 #	4,730,000	4,111,325
		84,309,549
Transportation — 0.51%
Burlington Northern Santa Fe 2.875% 6/15/52	10,157,000	6,957,983
		6,957,983
Total Corporate Bonds (cost $1,332,818,265)		1,291,764,201

Municipal Bonds — 0.38%
Commonwealth of Puerto Rico (Restructured)
Series A-1 4.00% 7/1/35	176,703	169,029
Series A-1 4.00% 7/1/37	140,560	132,183
Series A-1 4.84% 7/1/24^	39,475	38,800
14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	5,092,796	$4,787,228
Total Municipal Bonds (cost $5,197,368)		5,127,240

Loan Agreement — 0.69%
Standard Industries 7.70% (SOFR01M + 2.36%) 9/22/28 •	9,352,309	9,354,816
Total Loan Agreement (cost $9,232,406)		9,354,816

US Treasury Obligations — 1.25%
US Treasury Bond
4.75% 11/15/43	3,800,000	4,023,844
US Treasury Notes
4.00% 1/31/29	2,895,000	2,912,641
4.50% 9/30/28	9,760,000	10,062,522
Total US Treasury Obligations (cost $16,459,872)		16,999,007

	Number of shares
Convertible Preferred Stock — 0.08%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,069,039
Total Convertible Preferred Stock (cost $1,136,296)		1,069,039

Short-Term Investments — 0.86%
Money Market Mutual Funds — 0.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	2,927,514	2,927,514
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	2,927,514	2,927,514
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	2,927,514	2,927,514
15

Schedules of investments

Delaware Corporate Bond Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	2,927,514	$2,927,514
Total Short-Term Investments (cost $11,710,056)		11,710,056
Total Value of Securities—98.56% (cost $1,380,105,598)		$1,339,507,209
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $226,938,696, which represents 16.70% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

DAC – Designated Activity Company

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

16

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 92.82%
Banking — 11.94%
Bank of America
2.676% 6/19/41 µ	6,880,000	$4,968,830
5.468% 1/23/35 µ	2,175,000	2,215,757
Bank of New York Mellon 4.70% 9/20/25 µ, y	2,600,000	2,561,583
Barclays
6.224% 5/9/34 µ	1,332,000	1,372,543
9.625% 12/15/29 µ, y	2,230,000	2,302,348
Credit Suisse 7.95% 1/9/25	2,475,000	2,533,151
Deutsche Bank
6.819% 11/20/29 µ	1,545,000	1,624,169
7.146% 7/13/27 µ	2,025,000	2,098,128
Goldman Sachs Group 2.908% 7/21/42 µ	5,555,000	4,110,726
JPMorgan Chase & Co.
1.764% 11/19/31 µ	1,820,000	1,484,306
3.109% 4/22/51 µ	8,795,000	6,280,239
5.35% 6/1/34 µ	852,000	866,537
6.254% 10/23/34 µ	1,323,000	1,434,301
KeyCorp 3.878% 5/23/25 µ	2,145,000	2,127,091
Morgan Stanley
2.484% 9/16/36 µ	455,000	363,775
2.802% 1/25/52 µ	7,800,000	5,189,198
6.407% 11/1/29 µ	1,210,000	1,282,700
6.627% 11/1/34 µ	1,840,000	2,037,714
PNC Financial Services Group 5.676% 1/22/35 µ	2,485,000	2,551,144
Societe Generale 144A 7.132% 1/19/55 #, µ	1,725,000	1,719,436
State Street 6.123% 11/21/34 µ	3,775,000	3,994,002
Truist Financial
4.95% 9/1/25 µ, y	3,440,000	3,358,557
7.161% 10/30/29 µ	870,000	939,827
UBS Group 144A 9.25% 11/13/28 #, µ, y	1,200,000	1,286,627
US Bancorp 5.678% 1/23/35 µ	1,375,000	1,407,493
		60,110,182
Basic Industry — 4.00%
BHP Billiton Finance USA 5.50% 9/8/53	4,895,000	5,199,873
Freeport-McMoRan 5.45% 3/15/43	4,325,000	4,165,121
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,139,987
LYB International Finance III 3.625% 4/1/51	5,790,000	4,180,622
Packaging Corp. of America
3.05% 10/1/51	2,915,000	2,010,377
4.05% 12/15/49	2,200,000	1,784,632
17

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Sherwin-Williams 2.90% 3/15/52	2,415,000	$1,627,094
		20,107,706
Brokerage — 0.74%
Jefferies Financial Group 6.50% 1/20/43	3,480,000	3,705,998
		3,705,998
Capital Goods — 8.41%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,042,985
Ashtead Capital 144A 5.80% 4/15/34 #	2,465,000	2,479,784
Boeing 2.196% 2/4/26	3,105,000	2,925,145
Carrier Global 3.577% 4/5/50	6,455,000	4,949,011
Howmet Aerospace
3.00% 1/15/29	2,715,000	2,460,401
5.95% 2/1/37	3,995,000	4,118,825
Northrop Grumman 5.20% 6/1/54	6,750,000	6,781,884
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,227,309
Parker-Hannifin 4.00% 6/14/49	2,780,000	2,370,746
Republic Services 3.05% 3/1/50	3,765,000	2,697,380
Rockwell Automation 2.80% 8/15/61	1,585,000	996,169
RTX 6.40% 3/15/54	3,260,000	3,757,693
Sealed Air 144A 7.25% 2/15/31 #	1,194,000	1,249,749
Waste Connections 2.95% 1/15/52	7,590,000	5,247,772
		42,304,853
Communications — 10.32%
Altice France 144A 5.125% 1/15/29 #	1,425,000	1,055,716
American Tower
2.30% 9/15/31	2,020,000	1,672,074
3.10% 6/15/50	7,080,000	4,829,552
AT&T 3.50% 9/15/53	9,295,000	6,643,666
Cellnex Finance 144A 3.875% 7/7/41 #	3,571,000	2,786,089
Charter Communications Operating 3.85% 4/1/61	8,225,000	4,990,573
Comcast 2.80% 1/15/51	8,555,000	5,606,814
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,602,380
Directv Financing 144A 5.875% 8/15/27 #	1,400,000	1,332,003
Discovery Communications 4.00% 9/15/55	5,788,000	4,079,754
Time Warner Cable 7.30% 7/1/38	2,360,000	2,476,398
T-Mobile USA
3.00% 2/15/41	9,005,000	6,733,442
5.50% 1/15/55	1,210,000	1,225,213
Verizon Communications 2.875% 11/20/50	7,485,000	4,983,175
18

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,135,000	$1,092,514
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	835,449
		51,944,812
Consumer Cyclical — 3.06%
ADT Security 144A 4.875% 7/15/32 #	1,365,000	1,251,869
Amazon.com 2.50% 6/3/50	5,715,000	3,711,294
Aptiv 3.10% 12/1/51	3,309,000	2,159,211
Ford Motor Credit 6.798% 11/7/28	1,795,000	1,876,100
General Motors 5.40% 4/1/48	2,725,000	2,489,051
Lowe’s 2.80% 9/15/41	5,360,000	3,930,168
		15,417,693
Consumer Non-Cyclical — 8.67%
AbbVie 4.25% 11/21/49	2,735,000	2,404,237
Amgen 5.65% 3/2/53	6,400,000	6,599,108
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	3,333,000	3,097,519
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,086,994
CVS Health 2.70% 8/21/40	2,806,000	1,977,842
Gilead Sciences 5.55% 10/15/53	5,360,000	5,694,061
HCA 3.50% 7/15/51	4,616,000	3,237,945
JBS USA LUX 4.375% 2/2/52	2,580,000	1,920,630
Merck & Co. 2.75% 12/10/51	9,025,000	6,063,148
Nestle Holdings 144A 2.625% 9/14/51 #	3,365,000	2,247,619
Royalty Pharma 3.35% 9/2/51	9,283,000	6,259,364
Takeda Pharmaceutical 3.175% 7/9/50	4,290,000	3,041,498
		43,629,965
Electric — 14.28%
Arizona Public Service
4.20% 8/15/48	2,720,000	2,198,633
4.25% 3/1/49	2,324,000	1,861,064
Baltimore Gas and Electric 4.55% 6/1/52	2,540,000	2,284,238
Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	700,510
Commonwealth Edison 2.75% 9/1/51	4,745,000	3,045,711
Constellation Energy Generation 6.50% 10/1/53	3,865,000	4,330,389
Dominion Energy South Carolina 6.25% 10/15/53	3,842,000	4,379,369
Duke Energy 5.00% 8/15/52	2,490,000	2,305,631
Duke Energy Carolinas 5.35% 1/15/53	4,215,000	4,244,959
Edison International 8.125% 6/15/53 µ	1,327,000	1,366,315
Entergy Arkansas 3.35% 6/15/52	550,000	393,776
Evergy Kansas Central 3.25% 9/1/49	1,117,000	777,613
Florida Power & Light 2.875% 12/4/51	1,820,000	1,234,715
19

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
3.00% 1/15/52	6,085,000	$4,008,968
5.55% 3/15/54	1,955,000	1,959,438
Niagara Mohawk Power 144A 5.664% 1/17/54 #	750,000	758,491
Northern States Power 5.10% 5/15/53	1,310,000	1,300,689
NSTAR Electric 4.95% 9/15/52	2,635,000	2,524,121
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,353,520
4.50% 4/1/47	3,380,000	2,859,641
5.05% 10/1/48	1,295,000	1,170,212
144A 6.20% 12/1/53 #	410,000	436,361
Pacific Gas & Electric 3.50% 8/1/50	7,450,000	5,211,986
PacifiCorp
2.90% 6/15/52	2,905,000	1,850,749
5.80% 1/15/55	690,000	692,314
Public Service Co. of Oklahoma 3.15% 8/15/51	2,240,000	1,537,284
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	861,162
Southern California Edison
3.65% 2/1/50	1,125,000	856,822
4.125% 3/1/48	1,488,000	1,226,889
Southwestern Electric Power 3.25% 11/1/51	3,535,000	2,397,291
Tampa Electric 3.45% 3/15/51	4,087,000	2,928,058
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,624,790
Vistra Operations 144A 6.95% 10/15/33 #	5,845,000	6,181,532
		71,863,241
Energy — 13.26%
BP Capital Markets 4.875% 3/22/30 µ, y	2,400,000	2,277,765
BP Capital Markets America 2.939% 6/4/51	6,320,000	4,315,896
ConocoPhillips
5.30% 5/15/53	1,125,000	1,138,229
5.55% 3/15/54	4,730,000	4,946,176
Diamondback Energy 4.25% 3/15/52	7,630,000	6,135,583
Enbridge
5.75% 7/15/80 µ	1,840,000	1,724,121
6.70% 11/15/53	3,245,000	3,753,402
20

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.00% 5/15/50	2,500,000	$2,228,690
5.95% 5/15/54	1,355,000	1,359,917
6.25% 4/15/49	1,700,000	1,766,091
6.50% 11/15/26 µ, y	2,197,000	2,128,406
8.00% 5/15/54 µ	625,000	647,172
Enterprise Products Operating
3.20% 2/15/52	3,648,000	2,620,044
3.30% 2/15/53	4,175,000	3,055,796
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,464,998	1,177,753
Kinder Morgan
3.25% 8/1/50	5,860,000	3,933,020
5.45% 8/1/52	1,405,000	1,339,385
Northern Natural Gas 144A 3.40% 10/16/51 #	4,505,000	3,170,775
Occidental Petroleum
4.40% 4/15/46	4,950,000	4,062,931
6.125% 1/1/31	1,105,000	1,147,885
Shell International Finance 3.00% 11/26/51	7,410,000	5,163,974
Targa Resources 6.50% 2/15/53	4,475,000	4,832,374
Williams 3.50% 10/15/51	5,285,000	3,836,108
		66,761,493
Finance Companies — 1.25%
AerCap Holdings 5.875% 10/10/79 µ	260,000	258,403
AerCap Ireland Capital DAC
3.30% 1/30/32	1,208,000	1,035,825
3.85% 10/29/41	4,695,000	3,762,882
Air Lease 4.125% 12/15/26 µ, y	1,470,000	1,245,838
		6,302,948
Insurance — 7.89%
Aon 2.90% 8/23/51	6,967,000	4,498,268
Arthur J Gallagher & Co. 3.50% 5/20/51	5,720,000	4,157,047
Athene Holding
3.45% 5/15/52	5,065,000	3,452,155
3.95% 5/25/51	945,000	713,997
Brighthouse Financial 3.85% 12/22/51	811,000	548,209
Chubb INA Holdings 2.85% 12/15/51	2,255,000	1,592,979
Elevance Health 4.55% 5/15/52	4,455,000	4,024,707
Hartford Financial Services Group 2.90% 9/15/51	5,520,000	3,677,435
21

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Marsh & McLennan
5.45% 3/15/53	4,230,000	$4,397,719
5.70% 9/15/53	1,403,000	1,512,037
MetLife 5.00% 7/15/52	4,400,000	4,341,749
Travelers 5.45% 5/25/53	1,905,000	2,030,603
UnitedHealth Group 5.05% 4/15/53	4,795,000	4,768,675
		39,715,580
Natural Gas — 2.90%
Atmos Energy 2.85% 2/15/52	2,825,000	1,878,803
Piedmont Natural Gas 3.64% 11/1/46	4,035,000	2,976,098
Southern California Gas 4.30% 1/15/49	4,500,000	3,812,620
Southwest Gas
3.80% 9/29/46	2,150,000	1,644,313
4.15% 6/1/49	2,430,000	1,898,503
Spire Missouri 3.30% 6/1/51	3,440,000	2,407,601
		14,617,938
Technology — 3.96%
Alphabet 2.05% 8/15/50	8,405,000	5,118,333
Apple 2.70% 8/5/51	7,315,000	4,953,941
Broadcom 144A 3.137% 11/15/35 #	2,590,000	2,130,147
Entegris 144A 5.95% 6/15/30 #	1,300,000	1,285,163
Oracle 3.60% 4/1/50	8,759,000	6,451,238
		19,938,822
Transportation — 1.66%
Burlington Northern Santa Fe 2.875% 6/15/52	6,145,000	4,209,590
ERAC USA Finance 144A 5.40% 5/1/53 #	4,005,000	4,161,781
		8,371,371
Utilities — 0.48%
Essential Utilities 4.276% 5/1/49	2,876,000	2,401,971
		2,401,971
Total Corporate Bonds (cost $510,899,338)		467,194,573

Municipal Bonds — 1.70%
Commonwealth of Puerto Rico (Restructured)
Series A-1 2.993% 7/1/24^	11,206	11,014
Series A-1 4.00% 7/1/35	50,160	47,982
22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	1,208,239	$1,135,745
Long Island, New York Power Authority Electric System Revenue Series B 5.85% 5/1/41	3,600,000	3,880,044
New York Metropolitan Transportation Authority Revenue Series A-2 6.089% 11/15/40	3,205,000	3,490,437
Total Municipal Bonds (cost $8,034,338)		8,565,222

US Treasury Obligations — 3.63%
US Treasury Bonds
4.75% 11/15/43	4,915,000	5,204,525
4.75% 11/15/53	11,980,000	13,082,535
Total US Treasury Obligations (cost $18,150,780)		18,287,060

	Number of shares
Convertible Preferred Stock — 0.47%
Bank of America 7.25% exercise price $50.00 ω	1,360	1,656,276
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	701,311
Total Convertible Preferred Stock (cost $2,535,432)		2,357,587

Short-Term Investments — 0.06%
Money Market Mutual Funds — 0.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	75,237	75,237
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	75,237	75,237
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	75,237	75,237
23

Schedules of investments

Delaware Extended Duration Bond Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	75,236	$75,236
Total Short-Term Investments (cost $300,947)		300,947
Total Value of Securities—98.68% (cost $539,920,835)		$496,705,389
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $42,738,513, which represents 8.49% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:

DAC – Designated Activity Company

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

24

Statements of assets and liabilities

January 31, 2024 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Assets:
Investments, at value*	$1,339,507,209	$496,705,389
Cash	469,207	3,446
Receivable for securities sold	16,081,328	9,114,982
Dividends and interest receivable	15,632,332	6,488,894
Receivable for fund shares sold	2,077,050	1,284,941
Prepaid expenses	78,135	80,852
Other assets	22,815	3,582
Total Assets	1,373,868,076	513,682,086
Liabilities:
Payable for securities purchased	9,220,750	6,817,895
Payable for fund shares redeemed	3,144,901	2,970,105
Distribution payable	1,409,853	27,753
Investment management fees payable to affiliates	450,039	148,526
Other accrued expenses	426,808	303,292
Distribution fees payable to affiliates	96,714	13,832
Administration expenses payable to affiliates	93,823	61,304
Total Liabilities	14,842,888	10,342,707
Total Net Assets	$1,359,025,188	$503,339,379

Net Assets Consist of:
Paid-in capital	$1,620,381,239	$615,881,271
Total distributable earnings (loss)	(261,356,051)	(112,541,892)
Total Net Assets	$1,359,025,188	$503,339,379
25

Statements of assets and liabilities

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value

Class A:
Net assets	$397,687,301	$40,346,830
Shares of beneficial interest outstanding, unlimited authorization, no par	25,788,863	2,746,324
Net asset value per share	$15.42	$14.69
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.15	$15.38

Class C:
Net assets	$11,020,892	$4,024,126
Shares of beneficial interest outstanding, unlimited authorization, no par	714,524	274,143
Net asset value per share	$15.42	$14.68

Class R:
Net assets	$7,547,027	$4,911,094
Shares of beneficial interest outstanding, unlimited authorization, no par	488,954	333,668
Net asset value per share	$15.44	$14.72

Institutional Class:
Net assets	$926,633,481	$435,623,272
Shares of beneficial interest outstanding, unlimited authorization, no par	60,094,564	29,713,084
Net asset value per share	$15.42	$14.66

Class R6:
Net assets	$16,136,487	$18,434,057
Shares of beneficial interest outstanding, unlimited authorization, no par	1,047,048	1,256,275
Net asset value per share	$15.41	$14.67

*Investments, at cost	$1,380,105,598	$539,920,835
See accompanying notes, which are an integral part of the financial statements.
26

Statements of operations

Six months ended January 31, 2024 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment Income:
Interest	$31,511,131	$11,222,633
Dividends	531,478	485,873
	32,042,609	11,708,506

Expenses:
Management fees	2,994,412	1,190,713
Distribution expenses — Class A	390,541	49,353
Distribution expenses — Class C	55,699	19,265
Distribution expenses — Class R	18,265	11,570
Dividend disbursing and transfer agent fees and expenses	728,083	268,760
Accounting and administration expenses	194,928	83,118
Legal fees	78,285	29,569
Reports and statements to shareholders expenses	48,898	14,726
Registration fees	48,260	28,261
Trustees’ fees and expenses	28,281	13,336
Audit and tax fees	24,728	24,728
Custodian fees	5,156	4,317
Other	50,309	25,629
	4,665,845	1,763,345
Less expenses waived	(654,580)	(457,631)
Less expenses paid indirectly	(478)	(42)
Total operating expenses	4,010,787	1,305,672
Net Investment Income (Loss)	28,031,822	10,402,834
27

Statements of operations

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(53,388,169)	$(13,332,429)
Futures contracts	(1,211,186)	—
Net realized gain (loss)	(54,599,355)	(13,332,429)
Net change in unrealized appreciation (depreciation) on investments	92,331,516	26,647,632
Net Realized and Unrealized Gain (Loss)	37,732,161	13,315,203
Net Increase (Decrease) in Net Assets Resulting from Operations	$65,763,983	$23,718,037

See accompanying notes, which are an integral part of the financial statements.

28

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$28,031,822	$48,608,895
Net realized gain (loss)	(54,599,355)	(96,710,843)
Net change in unrealized appreciation (depreciation)	92,331,516	19,864,084
Net increase (decrease) in net assets resulting from operations	65,763,983	(28,237,864)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,353,158)	(9,712,558)
Class C	(184,820)	(401,106)
Class R	(139,444)	(300,143)
Institutional Class	(19,430,166)	(36,835,466)
Class R6	(343,218)	(489,239)
	(26,450,806)	(47,738,512)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	15,342,741	27,362,573
Class C	784,617	3,291,472
Class R	425,503	1,402,136
Institutional Class	112,831,482	452,865,598
Class R6	2,049,376	5,930,353

Net assets from reorganization:[1]
Class A	166,241,070	—
Class C	1,053,645	—
Institutional Class	120,705,024	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,953,974	8,914,166
Class C	166,203	349,964
Class R	139,068	297,994
Institutional Class	11,284,785	19,477,779
Class R6	241,945	317,623
	437,219,433	520,209,658
29

Statements of changes in net assets

Delaware Corporate Bond Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(42,639,494)	$(72,656,627)
Class C	(2,745,047)	(7,232,527)
Class R	(783,975)	(2,972,212)
Institutional Class	(262,357,398)	(447,334,559)
Class R6	(1,590,901)	(2,766,011)
	(310,116,815)	(532,961,936)
Increase (decrease) in net assets derived from capital share transactions	127,102,618	(12,752,278)
Net Increase (Decrease) in Net Assets	166,415,795	(88,728,654)
Net Assets:
Beginning of period	1,192,609,393	1,281,338,047
End of period	$1,359,025,188	$1,192,609,393
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

30

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$10,402,834	$17,499,062
Net realized gain (loss)	(13,332,429)	(42,100,724)
Net change in unrealized appreciation (depreciation)	26,647,632	4,517,536
Net increase (decrease) in net assets resulting from operations	23,718,037	(20,084,126)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(864,436)	(2,045,525)
Class C	(69,795)	(145,890)
Class R	(95,530)	(197,123)
Institutional Class	(8,507,729)	(14,174,005)
Class R6	(389,373)	(542,230)
	(9,926,863)	(17,104,773)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	3,893,082	6,624,411
Class C	720,309	592,865
Class R	451,534	1,228,630
Institutional Class	149,173,651	147,308,828
Class R6	4,183,826	5,992,316

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	842,995	1,965,635
Class C	68,612	142,123
Class R	95,476	196,885
Institutional Class	8,381,585	13,554,338
Class R6	375,795	529,912
	168,186,865	178,135,943
31

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,230,175)	$(26,429,731)
Class C	(599,224)	(1,826,230)
Class R	(472,678)	(1,678,688)
Institutional Class	(79,838,035)	(118,155,255)
Class R6	(2,402,601)	(1,342,120)
	(91,542,713)	(149,432,024)
Increase in net assets derived from capital share transactions	76,644,152	28,703,919
Net Increase (Decrease) in Net Assets	90,435,326	(8,484,980)

Net Assets:
Beginning of period	412,904,053	421,389,033
End of period	$503,339,379	$412,904,053

See accompanying notes, which are an integral part of the financial statements.

32

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

33

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$15.09	$16.01	$19.47	$19.62	$17.91	$16.83

0.32	0.48	0.45	0.45	0.51	0.63
0.31	(0.85)	(3.10)	0.03	1.74	1.11
0.63	(0.37)	(2.65)	0.48	2.25	1.74

(0.30)	(0.55)	(0.51)	(0.51)	(0.54)	(0.66)
—	—	(0.30)	(0.12)	—	—
(0.30)	(0.55)	(0.81)	(0.63)	(0.54)	(0.66)

$15.42	$15.09	$16.01	$19.47	$19.62	$17.91

4.29%	(2.15%)	(13.91%)	2.47%	12.90%	10.65%

$397,687	$233,495	$285,977	$412,495	$199,500	$168,910
0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
0.92%	0.92%	0.91%	0.91%	0.91%	0.92%
4.32%	3.92%	2.49%	2.31%	2.71%	3.68%
4.22%	3.82%	2.40%	2.22%	2.62%	3.58%
62%	109%	109%	123%	172%	173%
34

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

35

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$15.09	$16.01	$19.47	$19.62	$17.91	$16.83

0.27	0.39	0.30	0.30	0.36	0.51
0.31	(0.87)	(3.07)	0.03	1.77	1.11
0.58	(0.48)	(2.77)	0.33	2.13	1.62

(0.25)	(0.44)	(0.39)	(0.36)	(0.42)	(0.54)
—	—	(0.30)	(0.12)	—	—
(0.25)	(0.44)	(0.69)	(0.48)	(0.42)	(0.54)

$15.42	$15.09	$16.01	$19.47	$19.62	$17.91

3.90%	(2.87%)	(14.55%)	1.70%	12.05%	9.83%

$11,021	$11,482	$15,995	$28,365	$48,283	$68,277
1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
1.67%	1.67%	1.66%	1.66%	1.66%	1.67%
3.57%	3.17%	1.74%	1.56%	1.96%	2.93%
3.47%	3.07%	1.65%	1.47%	1.87%	2.83%
62%	109%	109%	123%	172%	173%
36

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

37

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$15.10	$16.02	$19.50	$19.62	$17.94	$16.86

0.30	0.45	0.39	0.39	0.45	0.57
0.33	(0.86)	(3.09)	0.06	1.74	1.14
0.63	(0.41)	(2.70)	0.45	2.19	1.71

(0.29)	(0.51)	(0.48)	(0.45)	(0.51)	(0.63)
—	—	(0.30)	(0.12)	—	—
(0.29)	(0.51)	(0.78)	(0.57)	(0.51)	(0.63)

$15.44	$15.10	$16.02	$19.50	$19.62	$17.94

4.22%	(2.33%)	(14.26%)	2.37%	12.43%	10.36%

$7,547	$7,613	$9,419	$12,760	$14,107	$17,517
1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
1.17%	1.17%	1.16%	1.16%	1.16%	1.17%
4.07%	3.67%	2.24%	2.06%	2.46%	3.43%
3.97%	3.57%	2.15%	1.97%	2.37%	3.33%
62%	109%	109%	123%	172%	173%
38

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

39

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$15.09	$16.01	$19.47	$19.62	$17.91	$16.83

0.34	0.52	0.48	0.48	0.54	0.66
0.31	(0.86)	(3.07)	0.06	1.77	1.11
0.65	(0.34)	(2.59)	0.54	2.31	1.77

(0.32)	(0.58)	(0.57)	(0.57)	(0.60)	(0.69)
—	—	(0.30)	(0.12)	—	—
(0.32)	(0.58)	(0.87)	(0.69)	(0.60)	(0.69)

$15.42	$15.09	$16.01	$19.47	$19.62	$17.91

4.42%	(1.91%)	(13.69%)	2.72%	13.18%	10.93%

$926,633	$924,989	$957,741	$1,036,266	$903,456	$730,173
0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
0.67%	0.67%	0.66%	0.66%	0.66%	0.67%
4.57%	4.17%	2.74%	2.56%	2.96%	3.93%
4.47%	4.07%	2.65%	2.47%	2.87%	3.83%
62%	109%	109%	123%	172%	173%
40

Financial highlights

Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[4]	Calculated using average shares outstanding.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

41

Six months ended 1/31/24[2]	Year ended				1/31/19[1] To
(Unaudited)	7/31/23[3]	7/31/22[3]	7/31/21[3]	7/31/20[3]	7/31/19[3]
$15.08	$16.00	$19.47	$19.59	$17.91	$16.77

0.35	0.53	0.51	0.51	0.57	0.33
0.31	(0.86)	(3.11)	0.06	1.74	1.17
0.66	(0.33)	(2.60)	0.57	2.31	1.50

(0.33)	(0.59)	(0.57)	(0.57)	(0.63)	(0.36)
—	—	(0.30)	(0.12)	—	—
(0.33)	(0.59)	(0.87)	(0.69)	(0.63)	(0.36)

$15.41	$15.08	$16.00	$19.47	$19.59	$17.91

4.47%	(1.71%)	(13.78%)	2.97%	13.12%	8.98%

$16,137	$15,030	$12,206	$10,763	$4,058	$2
0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
0.57%	0.58%	0.57%	0.57%	0.57%	0.58%
4.67%	4.27%	2.83%	2.65%	3.05%	4.01%
4.57%	4.17%	2.74%	2.56%	2.96%	3.91%
62%	109%	109%	123%	172%	173%[7]
42

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

43

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$14.40	$15.81	$21.36	$23.19	$20.52	$18.84

0.32	0.49	0.57	0.60	0.66	0.72
0.27	(1.34)	(4.62)	(0.36)	3.15	1.68
0.59	(0.85)	(4.05)	0.24	3.81	2.40

(0.30)	(0.56)	(0.60)	(0.63)	(0.69)	(0.72)
—	—	(0.90)	(1.44)	(0.45)	—
—	—	— [4]	—	—	—
(0.30)	(0.56)	(1.50)	(2.07)	(1.14)	(0.72)
$14.69	$14.40	$15.81	$21.36	$23.19	$20.52

4.28%	(5.12%)	(20.07%)	1.24%	19.19%	13.17%

$40,347	$43,304	$66,508	$99,512	$130,678	$125,213
0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
1.03%	1.05%	1.01%	0.99%	0.98%	0.98%
4.59%	4.22%	3.09%	2.85%	3.16%	3.78%
4.38%	3.99%	2.90%	2.68%	3.00%	3.62%
37%	60%	76%	85%	108%	133%
44

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

45

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$14.38	$15.80	$21.36	$23.16	$20.49	$18.81

0.27	0.41	0.45	0.45	0.51	0.57
0.28	(1.37)	(4.66)	(0.33)	3.15	1.68
0.55	(0.96)	(4.21)	0.12	3.66	2.25

(0.25)	(0.46)	(0.45)	(0.48)	(0.54)	(0.57)
—	—	(0.90)	(1.44)	(0.45)	—
—	—	— [4]	—	—	—
(0.25)	(0.46)	(1.35)	(1.92)	(0.99)	(0.57)
$14.68	$14.38	$15.80	$21.36	$23.16	$20.49

3.96%	(5.95%)	(20.66%)	0.62%	18.32%	12.34%

$4,024	$3,743	$5,319	$9,171	$13,859	$14,748
1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
1.78%	1.80%	1.76%	1.74%	1.73%	1.73%
3.84%	3.47%	2.34%	2.10%	2.41%	3.03%
3.63%	3.24%	2.15%	1.93%	2.25%	2.87%
37%	60%	76%	85%	108%	133%
46

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

47

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$14.42	$15.84	$21.42	$23.22	$20.55	$18.87

0.30	0.48	0.54	0.54	0.63	0.66
0.29	(1.38)	(4.68)	(0.30)	3.12	1.71
0.59	(0.90)	(4.14)	0.24	3.75	2.37

(0.29)	(0.52)	(0.54)	(0.60)	(0.63)	(0.69)
—	—	(0.90)	(1.44)	(0.45)	—
—	—	— [4]	—	—	—
(0.29)	(0.52)	(1.44)	(2.04)	(1.08)	(0.69)
$14.72	$14.42	$15.84	$21.42	$23.22	$20.55

4.21%	(5.40%)	(20.35%)	1.13%	18.87%	12.87%

$4,911	$4,731	$5,489	$8,631	$12,065	$11,984
1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
1.28%	1.30%	1.26%	1.24%	1.23%	1.23%
4.34%	3.97%	2.84%	2.60%	2.91%	3.53%
4.13%	3.74%	2.65%	2.43%	2.75%	3.37%
37%	60%	76%	85%	108%	133%
48

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

49

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$14.37	$15.78	$21.33	$23.13	$20.46	$18.81

0.34	0.54	0.60	0.66	0.72	0.75
0.27	(1.36)	(4.62)	(0.33)	3.15	1.68
0.61	(0.82)	(4.02)	0.33	3.87	2.43

(0.32)	(0.59)	(0.63)	(0.69)	(0.75)	(0.78)
—	—	(0.90)	(1.44)	(0.45)	—
—	—	— [4]	—	—	—
(0.32)	(0.59)	(1.53)	(2.13)	(1.20)	(0.78)
$14.66	$14.37	$15.78	$21.33	$23.13	$20.46

4.41%	(4.90%)	(19.90%)	1.63%	19.54%	13.30%

$435,623	$345,299	$332,410	$404,838	$377,316	$444,635
0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
0.78%	0.80%	0.76%	0.74%	0.73%	0.73%
4.84%	4.47%	3.34%	3.10%	3.41%	4.03%
4.63%	4.24%	3.15%	2.93%	3.25%	3.87%
37%	60%	76%	85%	108%	133%
50

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital.
Total dividends and distributions
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

51

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23[2]	7/31/22[2]	7/31/21[2]	7/31/20[2]	7/31/19[2]
$14.38	$15.79	$21.33	$23.16	$20.49	$18.81

0.34	0.56	0.69	0.69	0.75	0.78
0.28	(1.37)	(4.67)	(0.36)	3.12	1.68
0.62	(0.81)	(3.98)	0.33	3.87	2.46

(0.33)	(0.60)	(0.66)	(0.72)	(0.75)	(0.78)
—	—	(0.90)	(1.44)	(0.45)	—
—	—	— [4]	—	—	—
(0.33)	(0.60)	(1.56)	(2.16)	(1.20)	(0.78)
$14.67	$14.38	$15.79	$21.33	$23.16	$20.49

4.46%	(4.74%)	(19.83%)	1.58%	19.61%	13.56%

$18,434	$15,827	$11,663	$59,933	$57,108	$44,970
0.46%	0.47%	0.48%	0.48%	0.49%	0.49%
0.67%	0.67%	0.66%	0.65%	0.63%	0.64%
4.95%	4.57%	3.43%	3.19%	3.49%	4.11%
4.74%	4.37%	3.25%	3.02%	3.35%	3.96%
37%	60%	76%	85%	108%	133%
52

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund	January 31, 2024 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund's valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities

53

utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended January 31, 2024, and for all open tax years (years ended July 31, 2020–July 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended January 31, 2024, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.”

54

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income,

55

respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund's average daily net assets from August 1, 2023 (except as noted) through November 29, 2024.

56

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Corporate Bond Fund	0.57%	0.45	%*
Delaware Extended Duration Bond Fund	0.57%	0.46	%**

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 (except as noted) through November 29, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class R	Institutional Class	Class R6
Delaware Corporate Bond Fund	0.82%	1.57%	1.07%	0.57%	0.45	%*
Delaware Extended Duration Bond Fund	0.82%	1.57%	1.07%	0.57%	0.46	%**
*	Effective November 30, 2023. Prior to November 30, 2023, the expense limitation for Delaware Corporate Bond Fund Class R6 shares was 0.48%.
**	Effective November 30, 2023. Prior to November 30, 2023, the expense limitation for Delaware Extended Duration Bond Fund Class R6 shares was 0.47%.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Funds, pays each Affiliated Sub-Advisor a portion of its investment management fee.

57

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2024, each Fund paid these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$25,765
Delaware Extended Duration Bond Fund	10,260

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$41,290
Delaware Extended Duration Bond Fund	14,333

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

58

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended January 31, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Corporate Bond Fund	$22,402
Delaware Extended Duration Bond Fund	5,420

For the six months ended January 31, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows.

Fund	Class A
Delaware Corporate Bond Fund	$4,946
Delaware Extended Duration Bond Fund	2,864

For the six months ended January 31, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Corporate Bond Fund	$710	$839
Delaware Extended Duration Bond Fund	—	37

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

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3. Investments

For the six months ended January 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Corporate Bond Fund	$561,096,117	$211,928,988	$640,663,010	$290,572,427
Delaware Extended Duration Bond Fund	190,144,275	44,230,785	112,928,518	40,418,773

At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Corporate Bond Fund	$1,380,318,980	$25,833,677	$(66,858,830)	$(41,025,153)
Delaware Extended Duration Bond Fund	539,306,779	11,259,789	(53,861,179)	(42,601,390)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Corporate Bond Fund	$83,572,511	$82,741,473	$166,313,984
Delaware Extended Duration Bond Fund	18,663,197	37,888,610	56,551,807
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Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

3. Investments (continued)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of January 31, 2024:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$3,482,850	$3,482,850
Convertible Preferred Stock	1,069,039	—	1,069,039
Corporate Bonds	—	1,291,764,201	1,291,764,201
Loan Agreement	—	9,354,816	9,354,816
Municipal Bonds	—	5,127,240	5,127,240
US Treasury Obligations	—	16,999,007	16,999,007
Short-Term Investments	11,710,056	—	11,710,056
Total Value of Securities	$12,779,095	$1,326,728,114	$1,339,507,209
	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Preferred Stock	$2,357,587	$—	$2,357,587
Corporate Bonds	—	467,194,573	467,194,573
Municipal Bonds	—	8,565,222	8,565,222
US Treasury Obligations	—	18,287,060	18,287,060
Short-Term Investments	300,947	—	300,947
Total Value of Securities	$2,658,534	$494,046,855	$496,705,389

During the six months ended January 31, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. As of January 31, 2024, there were no Level 3 investments.

62

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months ended 1/31/24	Year ended 7/31/23	Six months ended 1/31/24	Year ended 7/31/23
Shares sold:
Class A	1,081,349	2,272,949	276,474	508,459
Class C	52,751	251,873	52,440	46,895
Class R	28,511	163,730	32,352	91,531
Institutional Class	7,534,951	34,700,163	10,776,339	12,199,379
Class R6	140,616	416,319	306,978	424,493

Shares from reorganization:[1]
Class A	11,698,429	—	—	—
Class C	74,200	—	—	—
Institutional Class	8,477,104	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	397,434	683,655	60,835	162,757
Class C	11,163	27,019	4,950	11,555
Class R	9,335	22,854	6,869	15,722
Institutional Class	756,835	1,477,135	603,449	1,080,858
Class R6	16,264	24,262	27,045	42,007
	30,278,942	40,039,959	12,147,731	14,583,656

Shares from reverse stock split:[2]
Class A	—	(35,195,263)	—	(8,214,119)
Class C	—	(1,915,226)	—	(663,736)
Class R	—	(1,208,451)	—	(679,504)
Institutional Class	—	(120,376,929)	—	(42,864,097)
Class R6	—	(1,526,017)	—	(1,473,736)

Shares redeemed:
Class A	(2,860,560)	(5,886,510)	(599,024)	(2,067,772)
Class C	(184,311)	(600,231)	(43,469)	(144,439)
Class R	(52,948)	(237,954)	(33,572)	(139,326)
Institutional Class	(17,971,131)	(34,013,009)	(5,701,026)	(9,580,937)
Class R6	(106,422)	(207,150)	(178,463)	(107,636)
	(21,175,372)	(201,166,740)	(6,555,554)	(65,935,302)
Net increase (decrease)	9,103,570	(161,126,781)	5,592,177	(51,351,646)
[1]	See Note 5.
63

[2]	Updated to reflect the effect of a 3 for 1 reverse stock split on September 9, 2022. All historical capital shares information has been retroactively adjusted to reflect this reverse stock split.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2024 and the year ended July 31, 2023, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Corporate Bond Fund
Six months ended
1/31/24	12,770	1,585	16,443	15,726	13,224	2,451	$447,355
Year ended
7/31/23	102,031	7,047	50,876	9,995	104,139	45,952	2,340,380
Delaware Extended Duration Bond Fund
Six months ended
1/31/24	261	876	6,396	7,259	262	—	99,360
Year ended
7/31/23	34,820	6,132	78,956	8,199	35,452	76,285	1,725,486

5. Reorganization

On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Crossover Credit Fund (the “Acquired Fund I”), a series of Delaware Ivy Funds, and Delaware Ivy Corporate Bond Fund (the “Acquired Fund II”), a series of Delaware Ivy Funds, (and together with Acquired Fund I, the “Acquired Funds”) with and into Delaware Corporate Bond Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganizations”). On June 27, 2023 and September 8, 2023, Acquired Fund I shareholders and Acquired Fund II shareholders, respectively, approved the Reorganizations. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Fund. In accordance with the Plan, Acquired Funds liquidated and dissolved following the Reorganizations. The Reorganizations were accomplished by a tax-free exchange of shares on September 15, 2023 for the Acquired Fund I reorganization and October 27, 2023 for the Acquired Fund II reorganization. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

64

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

5. Reorganization (continued)

The share transactions associated with September 15, 2023 for Acquired Fund I Reorganizations were as follows:

	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Ivy Crossover Credit Fund		Delaware Corporate Bond Fund
Class A	$2,544,171	308,384	237,279	$224,008,795	0.5605
Class C	—	—	—	10,792,564	—
Class R	—	—	—	7,217,940	—
Class I*	9,345,712	1,132,814	—	—	—
Institutional Class	—	—	634,899	883,887,486	0.5605
Class R6	—	—	—	14,782,264	—
Class Y**	948,568	114,978	—	—	—
*	Class I shares of the Acquired Fund I were converted into Institutional Class shares of the Acquiring Fund.
**	Class Y shares of the Acquired Fund I were converted into Class A shares of the Acquiring Fund.

The net assets of the Acquired Fund I before the Reorganizations were $12,844,489. The Acquired Fund I net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the reorganization. The net assets of the Acquiring Fund immediately following the Acquired Fund I Reorganizations were $1,153,533,538.

The share transactions associated with October 27, 2023 for Acquired Fund II Reorganizations were as follows:

	Acquired Funds II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Ivy Corporate Bond Fund		Delaware Corporate Bond Fund
Class A	$162,552,869	11,035,497	11,461,150	$216,762,446	1.0373
Class C	1,053,645	71,677	74,200	10,075,494	1.0352
Class R	—	—	—	6,899,805	—
Class I*	111,359,312	7,549,784	—	—	—
Institutional Class	—	—	7,842,205	772,317,284	1.0387
Class R6	—	—	—	15,366,569	—
Class Y**	195,462	13,270	—	—	—
65

*	Class I shares of the Acquired Fund II were converted into Institutional Class shares of the Acquiring Fund.
**	Class Y shares of the Acquired Fund II were converted into Class A shares of the Acquiring Fund.

The net assets of the Acquired Fund II before the Reorganizations were $275,324,845. The Acquired Fund II net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the reorganization. The net assets of the Acquiring Fund immediately following the Acquired Fund II Reorganizations were $1,296,746,443.

Assuming the Reorganizations had been completed on August 1, 2023, the Acquiring Fund's pro forma results of operations for the six months ended January 31, 2024, would have been as follows:

Net investment income	$29,288,995
Net realized loss on investments	(84,782,075)
Net change in unrealized appreciation (depreciation)	140,792,205
Net increase in net assets resulting from operations	$85,299,125

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Acquired Funds that have been included in Acquiring Fund’s "Statements of operations" since the Reorganizations were consummated on September 15, 2023 for Acquired Fund I and October 27, 2023 for Acquired Fund II.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

66

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

6. Line of Credit (continued)

Each Fund had no amounts outstanding as of January 31, 2024, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were open at January 31, 2024.

During the six months ended January 31, 2024, Delaware Corporate Bond Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended January 31, 2024, Delaware Corporate Bond Fund experienced net realized gains or losses attributable to futures contracts, which is disclosed on the “Statements of operations.”

67

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2024:

Long Derivative Volume
Delaware Corporate Bond Fund
Futures contracts (average notional value)	4,834,427

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

68

Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

8. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At January 31, 2024, each Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's Financial Service LLC, lower than Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

69

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments at the six months ended January 31, 2024.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the "Statements of assets and liabilities", if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which

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Notes to financial statements

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

9. Credit and Market Risks (continued)

case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2024, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information (Unaudited)

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each a “Fund” and collectively, the “Funds”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

72

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under their Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Funds’ portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in Funds that are part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.

73

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Funds’ institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022.

Delaware Corporate Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe and for the 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was below the median of its Performance Universe and for the 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board noted the explanations from DMC and the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the 1-year period.

Delaware Extended Duration Bond Fund. The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe and for the 10-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was below the median of its Performance Universe and for the 10-year period was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 5-, and 10-year periods and outperformed its benchmark index for the 3-year period. The Board noted the explanations from

74

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods.

Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding each Fund’s net operating expense ratios and its various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

Delaware Corporate Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

Delaware Extended Duration Bond Fund. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any

75

economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that, as of March 31, 2023, the Delaware Corporate Bond Fund’s net assets exceeded its second breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Funds.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.

76

Other Fund information (Unaudited)

Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

77

Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

January 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2023 to January 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

Delaware Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period 8/1/23 to 1/31/24*
Actual Fund return†
Class A	$1,000.00	$1,060.40	0.94%	$4.87
Class C	1,000.00	1,056.40	1.69%	8.74
Class R	1,000.00	1,059.00	1.19%	6.16
Institutional Class	1,000.00	1,061.70	0.69%	3.58
Class R6	1,000.00	1,062.10	0.61%	3.16
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.41	0.94%	$4.77
Class C	1,000.00	1,016.64	1.69%	8.57
Class R	1,000.00	1,019.15	1.19%	6.04
Institutional Class	1,000.00	1,021.67	0.69%	3.51
Class R6	1,000.00	1,022.07	0.61%	3.10
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations

Delaware Floating Rate Fund	As of January 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.10%
Corporate Bonds	4.05%
Communication Services	1.36%
Consumer Discretionary	0.28%
Energy	0.30%
Financials	0.28%
Healthcare	0.58%
Industrials	0.31%
Information Technology	0.60%
Materials	0.25%
Utilities	0.09%
Municipal Bonds	0.08%
Loan Agreements	91.88%
Capital Goods	0.44%
Communication Services	14.99%
Consumer Discretionary	11.68%
Consumer Staples	1.35%
Energy	2.22%
Financials	10.57%
Healthcare	6.76%
Industrials	12.59%
Information Technology	14.80%
Materials	11.36%
Real Estate	0.37%
Transportation	0.47%
Utilities	4.28%
Common Stock	0.03%
Exchange-Traded Funds	1.98%
Short-Term Investments	6.26%
Total Value of Securities	104.38%
Liabilities Net of Receivables and Other Assets	(4.38%)
Total Net Assets	100.00%
3

Schedule of investments

Delaware Floating Rate Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.10%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>	222,415	$547,272
Total Convertible Bond (cost $213,498)		547,272

Corporate Bonds — 4.05%
Communication Services — 1.36%
Altice France 144A 5.50% 10/15/29 #	1,500,000	1,107,006
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	870,350
CMG Media 144A 8.875% 12/15/27 #	417,000	325,806
Consolidated Communications
144A 5.00% 10/1/28 #	500,000	409,750
144A 6.50% 10/1/28 #	1,000,000	862,500
Directv Financing 144A 5.875% 8/15/27 #	500,000	475,716
DISH DBS 144A 5.25% 12/1/26 #	1,500,000	1,184,070
Gray Television
144A 5.375% 11/15/31 #	500,000	391,791
144A 7.00% 5/15/27 #	750,000	733,961
Sirius XM Radio 144A 4.125% 7/1/30 #	1,625,000	1,423,175
		7,784,125
Consumer Discretionary — 0.28%
Carnival 144A 6.00% 5/1/29 #	595,000	576,747
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,000,000	987,899
		1,564,646
Energy — 0.30%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	293,957
144A 6.25% 4/15/32 #	698,000	670,621
Transocean 144A 8.00% 2/1/27 #	735,000	730,024
		1,694,602
Financials — 0.28%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	451,375
Ford Motor Credit 2.90% 2/16/28	500,000	450,162
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	670,000	706,579
SVB Financial Group 4.10% 2/15/31 ‡, Ψ	75,000	1,641
		1,609,757
4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare — 0.58%
CHS
144A 4.75% 2/15/31 #	1,000,000	$794,635
144A 5.25% 5/15/30 #	1,000,000	829,013
DaVita 144A 4.625% 6/1/30 #	1,000,000	885,554
Heartland Dental 144A 8.50% 5/1/26 #	802,000	794,822
		3,304,024
Industrials — 0.31%
AerCap Holdings 5.875% 10/10/79 µ	150,000	149,078
Azul Secured Finance 144A 11.50% 5/28/29 #	883,064	734,219
United Rentals North America 3.875% 2/15/31	1,000,000	903,030
		1,786,327
Information Technology — 0.60%
CommScope Technologies 144A 6.00% 6/15/25 #	500,000	397,940
UKG 144A 6.875% 2/1/31 #	3,000,000	3,037,500
		3,435,440
Materials — 0.25%
First Quantum Minerals 144A 8.625% 6/1/31 #	1,000,000	928,750
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	500,000	505,626
		1,434,376
Utilities — 0.09%
Vistra 144A 7.00% 12/15/26 #, µ, Ψ	550,000	534,155
		534,155
Total Corporate Bonds (cost $24,855,610)		23,147,452

Municipal Bonds — 0.08%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	489,359	459,997
Total Municipal Bonds (cost $463,625)		459,997

Loan Agreements — 91.88%
Capital Goods — 0.44%
Clydesdale Acquisition Holdings Tranche B 9.108% (SOFR01M + 3.68%) 4/13/29 •	2,553,910	2,541,621
		2,541,621
5

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Communication Services — 14.99%
Advantage Sales & Marketing Tranche B-1 10.092% (SOFR03M + 4.76%) 10/28/27 •	1,306,249	$1,299,637
Charter Communications Operating Tranche B-2 7.083% (SOFR01M + 1.75%) 2/1/27 •	1,083,637	1,081,334
Charter Communications Operating Tranche B-4 7.329% (SOFR03M + 2.00%) 12/7/30 •	5,400,000	5,323,876
Clear Channel Outdoor Holdings Tranche B 9.074% (SOFR03M + 3.50%) 8/21/26 •	2,604,770	2,578,425
Connect US Finco 8.833% (SOFR01M + 3.50%) 12/11/26 •	6,335,596	6,335,001
Consolidated Communications Tranche B-1 8.947% (SOFR01M + 3.50%) 10/2/27 •	11,140,820	10,524,599
Coral US Co-Borrower Tranche B-6 8.448% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,749,670
CSC Holdings
7.948% (SOFR01M + 2.50%) 4/15/27 •	3,394,639	3,240,366
9.833% (SOFR01M + 4.50%) 1/18/28 •	5,087,885	4,977,117
Cumulus Media New Holdings 9.40% (SOFR03M + 4.01%) 3/31/26 •	6,356,196	4,692,233
DirectV Financing Tranche B 10.83% (SOFR03M + 5.25%) 8/2/29 •	7,611,336	7,620,414
Frontier Communications Tranche B 9.197% (SOFR01M + 3.86%) 10/8/27 •	5,119,148	5,070,623
Gray Television Tranche E 7.967% (SOFR01M + 2.61%) 1/2/26 •	2,685,000	2,685,239
Northwest Fiber 1st Lien Tranche B-2 9.20% (SOFR01M + 3.86%) 4/30/27 •	8,450,803	8,447,034
Numericable U.S. Tranche B-14 10.814% (SOFR03M + 5.50%) 8/15/28 •	3,761,979	3,426,222
Sinclair Television Group Tranche B-2 7.947% (SOFR01M + 2.61%) 9/30/26 •	292,774	287,101
Sinclair Television Group Tranche B-3 8.447% (SOFR01M + 3.11%) 4/1/28 •	721,411	659,189
Sinclair Television Group Tranche B-4 9.183% (SOFR01M + 3.85%) 4/21/29 •	7,398,665	6,721,228
Terrier Media Buyer Tranche B 8.948% (SOFR03M + 3.60%) 12/17/26 •	5,472,440	5,103,051
Virgin Media Bristol Tranche Y 8.79% (SOFR03M + 3.35%) 3/31/31 •	2,858,000	2,825,848
		85,648,207
Consumer Discretionary — 11.68%
Arches Buyer 8.683% (SOFR01M + 3.25%) 12/6/27 •	1,462,462	1,430,470
6

	Principal amount°	Value (US $)
Loan Agreements (continued)
Consumer Discretionary (continued)
Caesars Entertainment TBD 1/24/31 X	6,140,000	$6,137,440
Tranche B 8.663% (SOFR03M + 3.35%) 2/6/30 •	1,910,563	1,911,491
Carnival Tranche B 8.697% (SOFR01M + 3.36%) 10/18/28 •	1,319,300	1,320,949
Clarios Global 8.333% (SOFR01M + 3.00%) 5/6/30 •	5,336,625	5,344,961
Flutter Entertainment Public Limited Company Tranche B 8.97% (SOFR03M + 3.61%) 11/25/30 •	5,250,000	5,242,345
LSF9 Atlantis Holdings Tranche B 12.598% (SOFR03M + 7.25%) 3/31/29 •	4,485,279	4,479,673
MajorDrive Holdings IV 9.61% (SOFR03M + 4.26%) 6/1/28 •	6,390,941	6,355,989
Peer Holding III Tranche B-4 8.598% (SOFR03M + 3.25%) 10/28/30 •	6,350,000	6,367,196
PetsMart 9.182% (SOFR01M + 3.85%) 2/11/28 •	4,381,872	4,367,723
Scientific Games Holdings 8.58% (SOFR03M + 3.25%) 4/4/29 •	1,458,920	1,449,396
Scientific Games International Tranche B-1 8.083% (SOFR01M + 2.75%) 4/14/29 •	3,577,758	3,568,367
Staples Tranche B-1 10.467% (SOFR01M + 5.00%) 4/16/26 •	8,163,103	7,730,458
Wand NewCo 3 TBD 1/31/31 X	11,000,000	11,021,483
		66,727,941
Consumer Staples — 1.35%
Fiesta Purchaser Tranche B TBD 1/31/31 X	4,885,000	4,836,150
Naked Juice 2nd Lien 11.448% (SOFR03M + 6.10%) 1/24/30 •	2,000,000	1,632,812
Pilot Travel Centers Tranche B 7.433% (SOFR01M + 2.10%) 8/4/28 •	1,229,903	1,229,694
		7,698,656
Energy — 2.22%
Buckeye Partners Tranche B-2 7.833% (SOFR01M + 2.50%) 11/22/30 •	1,955,000	1,955,245
Gip Pilot Acquisition Partners 8.327% (SOFR03M + 3.00%) 10/4/30 •	2,930,000	2,936,103
Parkway Generation Tranche B 10.324% (SOFR03M + 5.01%) 2/16/29 •	6,999,636	6,920,890
Parkway Generation Tranche C 10.324% (SOFR03M + 5.01%) 2/16/29 •	915,900	905,596
		12,717,834
7

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Financials — 10.57%
AmWINS Group 8.197% (SOFR01M + 2.86%) 2/19/28 •	1,311,374	$1,310,827
Amynta Agency Borrower 9.583% (SOFR01M + 4.25%) 2/28/28 •	10,088,129	10,107,044
AssuredPartners
8.947% (SOFR01M + 3.61%) 2/12/27 •	2,959,419	2,954,562
9.083% (SOFR01M + 3.75%) 2/12/27 •	789,127	789,226
Castlelake Aviation One DAC
8.135% (SOFR03M + 2.75%) 10/22/27 •	1,372,204	1,372,816
8.146% (SOFR03M + 2.76%) 10/22/26 •	1,026,802	1,026,802
Generation Bridge Northeast Tranche B 9.582% (SOFR01M + 4.25%) 8/7/29 •	5,258,774	5,290,001
Heartland Dental 10.337% (SOFR01M + 5.00%) 4/28/28 •	8,749,759	8,731,865
HUB International 8.574% (SOFR03M + 3.25%) 6/20/30 •	7,380,101	7,389,326
Jones DesLauriers Insurance Management 9.624% (SOFR03M + 4.25%) 3/15/30 •	7,815,000	7,824,769
Mermaid Bidco Tranche B-2 9.625% (SOFR03M + 4.25%) 12/22/27 •	4,186,891	4,192,125
Setanta Aircraft Leasing DAC 7.61% (SOFR01M + 2.26%) 11/5/28 •	1,256,107	1,258,126
USI 8.598% (SOFR03M + 3.25%) 9/27/30 •	6,862,800	6,859,938
USI Tranche B 8.348% (SOFR03M + 3.00%) 11/22/29 •	1,292,584	1,292,238
		60,399,665
Healthcare — 6.76%
ADMI 11.082% (SOFR01M + 5.75%) 12/23/27 •	4,405,000	4,396,741
Bausch & Lomb
8.683% (SOFR01M + 3.35%) 5/10/27 •	5,634,023	5,515,084
9.333% (SOFR01M + 4.00%) 9/14/28 •	5,860,313	5,765,082
Bausch Health 10.687% (SOFR01M + 5.35%) 2/1/27 •	4,501,067	3,562,595
Catalent Pharma Solutions Tranche B-4 8.335% (SOFR01M + 3.00%) 2/22/28 •	1,950,000	1,947,562
Electron Bidco 8.447% (SOFR01M + 3.11%) 11/1/28 •	2,375,681	2,375,681
Endo Luxembourg Finance I 14.50% (SOFR03M + 6.25%) 3/27/28 •	4,239,268	2,922,445
Jazz Financing LUX Sarl Tranche B-1 8.447% (SOFR01M + 3.11%) 5/5/28 •	1,209,410	1,210,166
LifePoint Health Tranche B TBD 11/16/28 X	2,935,000	2,932,350
Mamba Purchaser 2nd Lien 11.947% (SOFR01M + 6.50%) 10/15/29 •	2,875,000	2,846,250
Medline Borrower 8.451% (SOFR01M + 3.11%) 10/23/28 •	3,193,125	3,192,959
8

	Principal amount°	Value (US $)
Loan Agreements (continued)
Healthcare (continued)
Surgery Center Holdings 1st Lien 8.835% (SOFR01M + 3.50%) 12/19/30 •	1,955,000	$1,960,503
		38,627,418
Industrials — 12.59%
Air Canada 9.139% (SOFR03M + 3.76%) 8/11/28 •	1,338,538	1,341,765
American Airlines 10.329% (SOFR03M + 5.01%) 4/20/28 •	9,413,750	9,659,261
Aramark Services Tranche B-6 7.947% (SOFR01M + 2.61%) 6/22/30 •	497,500	497,624
Covanta Holding Tranche B 8.333% (SOFR01M + 3.00%) 11/30/28 •	1,855,814	1,856,103
Covanta Holding Tranche C 8.333% (SOFR01M + 3.00%) 11/30/28 •	139,535	139,557
Delta Air Lines 9.068% (SOFR03M + 3.75%) 10/20/27 •	1,866,873	1,911,794
Dynasty Acquisition Tranche B-1 9.333% (SOFR01M + 4.00%) 8/24/28 •	2,040,745	2,045,749
Dynasty Acquisition Tranche B-2 9.333% (SOFR01M + 4.00%) 8/24/28 •	874,605	876,750
Gates Global Tranche B-3 7.933% (SOFR01M + 2.50%) 3/31/27 •	1,211,638	1,211,987
Guardian US Holdco 8.83% (SOFR02M + 3.50%) 1/31/30 •	2,676,550	2,681,903
Hamilton Projects Acquiror 9.947% (SOFR01M + 4.61%) 6/17/27 •	8,812,265	8,832,234
HomeServe USA Holding 8.337% (SOFR01M + 3.00%) 10/21/30 •	3,910,000	3,913,257
Hunter Douglas Holding Tranche B-1 8.88% (SOFR03M + 3.50%) 2/26/29 •	5,610,831	5,527,672
Isolved 9.484% (SOFR03M + 4.00%) 10/15/30 •	2,750,000	2,760,313
Mileage Plus Holdings 10.77% (SOFR03M + 5.40%) 6/21/27 •	6,394,675	6,598,141
Omnia Partners 9.074% (SOFR03M + 3.75%) 7/25/30 •	2,935,000	2,944,172
Pre Paid Legal Services 2nd Lien 12.447% (SOFR01M + 7.11%) 12/14/29 •	1,655,000	1,572,250
SPX Flow 9.932% (SOFR01M + 4.60%) 4/5/29 •	6,723,424	6,729,730
SWF Holdings I 9.447% (SOFR01M + 4.11%) 10/6/28 •	5,964,365	5,331,719
Transdigm Tranche J 8.598% (SOFR03M + 3.25%) 2/14/31 •	3,887,000	3,896,057
Zekelman Industries 7.448% (SOFR01M + 2.11%) 1/24/27 •	1,596,456	1,600,115
		71,928,153
9

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Information Technology — 14.80%
Applied Systems 2nd Lien 12.098% (SOFR01M + 6.75%) 9/17/27 •	7,882,817	$7,928,798
AthenaHealth Group 8.583% (SOFR01M + 3.25%) 2/15/29 •	3,535,451	3,493,100
BMC Software (Boxer/Bladelogic) TBD 12/29/28 X	1,950,000	1,954,602
9.582% (SOFR01M + 4.25%) 12/29/28 •	6,840,000	6,856,142
Commscope 8.697% (SOFR01M + 3.36%) 4/6/26 •	5,640,611	4,942,585
Entegris Tranche B 7.833% - 7.848% (SOFR03M + 2.50%) 7/6/29 •	634,055	634,671
Epicor Software Tranche D 9.083% (SOFR01M + 3.75%) 7/30/27 •	1,465,000	1,475,438
Evertec Group Tranche B 8.833% (SOFR01M + 3.50%) 10/30/30 •	3,960,000	3,963,715
GTCR W Merger Sub TBD 9/20/30 X	3,950,000	3,952,117
INDICOR Tranche B 9.348% (SOFR03M + 4.00%) 11/22/29 •	8,198,153	8,210,459
Instructure Holdings TBD 10/30/28 X	6,705,584	6,709,775
NCR Atleos Tranche B 10.182% (SOFR01M + 4.85%) 3/27/29 •	3,455,000	3,464,715
Quartz Acquireco 8.833% (SOFR01M + 3.50%) 6/28/30 •	3,610,950	3,610,950
RealPage 2nd Lien 11.947% (SOFR01M + 6.61% ) 4/23/29 •	4,315,000	4,315,000
SS&C Technologies Holdings Tranche B-57.197% (SOFR01M + 1.75%) 4/16/25 •	1,554,820	1,557,586
SS&C Technologies Holdings Tranche B-67.683% (SOFR01M + 2.25%) 3/22/29 •	386,324	386,788
SS&C Technologies Holdings Tranche B-77.683% (SOFR01M + 2.25%) 3/22/29 •	750,882	751,785
UKG 2nd Lien 10.68% (SOFR03M + 5.35%) 5/3/27 •	11,500,000	11,528,774
Viasat
9.832% (SOFR01M + 4.50%) 3/2/29 •	6,043,637	5,951,725
9.958% (SOFR01M + 4.61%) 5/30/30 •	2,927,663	2,882,527
		84,571,252
Materials — 11.36%
Arsenal Aic Parent Tranche B 9.833% (SOFR01M + 4.50%) 8/19/30 •	8,827,875	8,847,190
Berry Global Tranche AA 7.202% (SOFR01M + 1.86%) 7/1/29 •	1,049,749	1,048,053
CP Atlas Buyer Tranche B 9.183% (SOFR01M + 3.75%) 11/23/27 •	5,948,466	5,782,855
Derby Buyer 9.603% (SOFR01M + 4.25%) 11/1/30 •	3,885,000	3,896,333
10

	Principal amount°	Value (US $)
Loan Agreements (continued)
Materials (continued)
Form Technologies 1st Lien 14.488% (SOFR03M + 9.10%) 10/22/25 •	5,479,644	$3,959,043
Form Technologies Tranche B 9.988% (SOFR03M + 4.60%) 7/22/25 •	6,475,472	6,135,510
Hexion Holdings 2nd Lien 12.87% (SOFR01M + 7.54%) 3/15/30 •	8,150,000	7,049,750
Olympus Water US Holding 9.566% (SOFR03M + 4.25%) 11/9/28 •	3,311,625	3,309,942
PMHC II 9.723% (SOFR03M + 4.40%) 4/23/29 •	7,664,318	7,329,004
Pretium PKG Holdings 2nd Lien 12.208% (SOFR01M + 6.86%) 10/1/29 •	3,600,000	1,585,123
Quikrete Holdings 1st Lien 8.072% (SOFR01M + 2.63%) 2/1/27 •	1,024,355	1,025,251
Standard Industries 7.701% (SOFR01M + 2.36%) 9/22/28 •	1,240,991	1,241,324
Vantage Specialty Chemicals 1st Lien 10.068% (SOFR03M + 4.75%) 10/26/26 •	5,866,292	5,686,637
White Cap Buyer 9.083% (SOFR01M + 3.75%) 10/19/27 •	2,625,178	2,626,545
Windsor Holdings III Tranche B TBD 8/1/30 X	5,375,000	5,388,067
		64,910,627
Real Estate — 0.37%
Iron Mountain Information Management Tranche B 7.587% (SOFR01M + 2.25%) 1/31/31 •	2,150,000	2,146,642
		2,146,642
Transportation — 0.47%
United Airlines Tranche B 9.201% (SOFR01M + 3.86%) 4/21/28 •	2,668,394	2,675,990
		2,675,990
Utilities — 4.28%
Lackawanna Energy Center
Tranche B-2 10.332% (SOFR01M + 5.00%) 8/6/29 •	4,501,190	4,480,089
Tranche C 10.333% (SOFR01M + 5.00%) 7/20/29 •	976,191	971,614
NGL Energy Operating TBD 1/25/31 X	7,725,000	7,723,069
PG&E 7.833% (SOFR01M + 2.50%) 6/23/27 •	4,885,000	4,891,106
TerraForm Power Operating 7.848% (SOFR03M + 2.50%) 5/21/29 •	3,773,326	3,754,460
11

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Utilities (continued)
Vistra Operations Company 7.333% (SOFR01M + 2.00%) 12/20/30 •	2,654,224	$2,640,350
		24,460,688
Total Loan Agreements (cost $524,832,357)		525,054,694

	Number of shares
Common Stock — 0.03%
Consumer Discretionary — 0.03%
Studio City International Holdings †	29,695	198,660
Total Common Stock (cost $89,260)		198,660

Exchange-Traded Funds — 1.98%
Invesco Senior Loan ETF	404,000	8,488,040
SPDR Blackstone Senior Loan ETF	67,500	2,836,404
Total Exchange-Traded Funds (cost $11,618,468)		11,324,444

Short-Term Investments — 6.26%
Money Market Mutual Funds — 6.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	8,938,694	8,938,694
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	8,938,694	8,938,694
Goldman Sachs Financial Square Government Fund –Institutional Shares (seven-day effective yield 5.33%)	8,938,694	8,938,694
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	8,938,694	8,938,694
Total Short-Term Investments (cost $35,754,776)		35,754,776
Total Value of Securities—104.38% (cost $597,827,594)		$596,487,295
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
12

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $21,643,541, which represents 3.79% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
Ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.

Summary of abbreviations:

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

PIK – Payment-in-kind

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR02M – Secured Overnight Financing Rate 2 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPDR – Standard & Poor’s Depositary Receipt

TBD – To be determined

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities

Delaware Floating Rate Fund	January 31, 2024 (Unaudited)
Assets:
Investments, at value*	$596,487,295
Cash	16,228,081
Receivable for securities sold	19,168,896
Dividends and interest receivable	2,862,454
Receivable for fund shares sold	1,357,785
Prepaid expenses	78,180
Other assets	1,631
Total Assets	636,184,322
Liabilities:
Payable for securities purchased	60,716,149
Payable for fund shares redeemed	3,033,393
Distribution payable	419,588
Other accrued expenses	270,022
Investment management fees payable to affiliates	225,913
Administration expenses payable to affiliates	49,183
Distribution fees payable to affiliates	29,017
Total Liabilities	64,743,265
Total Net Assets	$571,441,057

Net Assets Consist of:
Paid-in capital	$614,411,886
Total distributable earnings (loss)	(42,970,829)
Total Net Assets	$571,441,057
14

Net Asset Value

Class A:
Net assets	$80,058,248
Shares of beneficial interest outstanding, unlimited authorization, no par	9,979,613
Net asset value per share	$8.02
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.25

Class C:
Net assets	$13,660,767
Shares of beneficial interest outstanding, unlimited authorization, no par	1,702,990
Net asset value per share	$8.02

Class R:
Net assets	$1,457,702
Shares of beneficial interest outstanding, unlimited authorization, no par	181,781
Net asset value per share	$8.02

Institutional Class:
Net assets	$469,963,101
Shares of beneficial interest outstanding, unlimited authorization, no par	58,588,660
Net asset value per share	$8.02

Class R6:
Net assets	$6,301,239
Shares of beneficial interest outstanding, unlimited authorization, no par	784,716
Net asset value per share	$8.03

* Investments, at cost	$597,827,594

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations

Delaware Floating Rate Fund	Six months ended January 31, 2024 (Unaudited)
Investment Income:
Interest	$26,932,170
Dividends	1,522,304
28,454,474

Expenses:
Management fees	1,409,495
Distribution expenses — Class A	90,755
Distribution expenses — Class C	63,352
Distribution expenses — Class R	3,694
Dividend disbursing and transfer agent fees and expenses	288,176
Accounting and administration expenses	107,148
Registration fees	47,724
Reports and statements to shareholders expenses	38,141
Legal fees	26,754
Audit and tax fees	26,119
Trustees’ fees and expenses	22,912
Custodian fees	17,064
Other	54,269
2,195,603
Less expenses waived	(84,038)
Less expenses paid indirectly	(87)
Total operating expenses	2,111,478
Net Investment Income (Loss)	26,342,996

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,671,035
Foreign currencies	(5,185)
Forward foreign currency exchange contracts	6,502
Net realized gain (loss)	1,672,352

Net change in unrealized appreciation (depreciation) on:
Investments	5,650,592
Foreign currencies	896
Forward foreign currency exchange contracts	13,670
Net change in unrealized appreciation (depreciation)	5,665,158
Net Realized and Unrealized Gain (Loss)	7,337,510
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,680,506

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets

Delaware Floating Rate Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$26,342,996	$50,705,323
Net realized gain (loss)	1,672,352	(16,903,864)
Net change in unrealized appreciation (depreciation)	5,665,158	16,408,212
Net increase (decrease) in net assets resulting from operations	33,680,506	50,209,671

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,260,175)	(4,882,930)
Class C	(520,454)	(876,795)
Class R	(64,348)	(87,619)
Institutional Class	(21,815,096)	(43,139,141)
Class R6	(304,318)	(395,703)
	(25,964,391)	(49,382,188)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	26,978,872	47,199,671
Class C	3,290,100	4,159,046
Class R	39,491	243,790
Institutional Class	117,321,449	324,813,582
Class R6	834,454	4,782,804
17

Statements of changes in net assets

Delaware Floating Rate Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Capital Share Transactions (continued):

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,183,091	$4,666,221
Class C	508,964	841,423
Class R	64,345	87,393
Institutional Class	19,589,531	38,961,312
Class R6	206,256	256,451
	172,016,553	426,011,693
Cost of shares redeemed:
Class A	(17,842,789)	(58,149,458)
Class C	(2,588,307)	(5,726,615)
Class R	(98,990)	(15,781)
Institutional Class	(145,181,992)	(546,707,244)
Class R6	(1,851,246)	(3,066,296)
	(167,563,324)	(613,665,394)
Increase (decrease) in net assets derived from capital share transactions	4,453,229	(187,653,701)
Net Increase (Decrease) in Net Assets	12,169,344	(186,826,218)

Net Assets:
Beginning of period	559,271,713	746,097,931
End of period	$571,441,057	$559,271,713

See accompanying notes, which are an integral part of the financial statements.

18

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

19

Six months ended[1] 1/31/24	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.91	$7.89	$8.23	$7.90	$8.28	$8.34

0.36	0.59	0.30	0.31	0.38	0.43
0.11	0.02	(0.34)	0.32	(0.39)	(0.06)
0.47	0.61	(0.04)	0.63	(0.01)	0.37

(0.36)	(0.59)	(0.30)	(0.26)	(0.37)	(0.43)
—	—	—	(0.04)	— [3]	— [3]
(0.36)	(0.59)	(0.30)	(0.30)	(0.37)	(0.43)

$8.02	$7.91	$7.89	$8.23	$7.90	$8.28

6.04%	8.00%	(0.56%)	8.13%	(0.02%)	4.62%

$80,058	$66,676	$72,746	$36,735	$23,727	$38,669
0.94%	0.94%	0.92%	0.94%	0.94%	0.94%
0.97%	0.95%	0.93%	1.05%	1.05%	0.99%
9.10%	7.55%	3.75%	3.77%	4.77%	5.22%
9.07%	7.54%	3.74%	3.66%	4.66%	5.17%
37%	60%	45%	124%	125%	143%
20

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

21

Six months ended[1] 1/31/24	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.91	$7.89	$8.23	$7.89	$8.28	$8.34

0.33	0.53	0.24	0.24	0.32	0.37
0.11	0.02	(0.34)	0.34	(0.40)	(0.06)
0.44	0.55	(0.10)	0.58	(0.08)	0.31

(0.33)	(0.53)	(0.24)	(0.20)	(0.31)	(0.37)
—	—	—	(0.04)	— [3]	— [3]
(0.33)	(0.53)	(0.24)	(0.24)	(0.31)	(0.37)

$8.02	$7.91	$7.89	$8.23	$7.89	$8.28

5.64%	7.20%	(1.30%)	7.47%	(0.90%)	3.84%

$13,661	$12,273	$12,948	$8,698	$13,613	$25,374
1.69%	1.69%	1.67%	1.69%	1.69%	1.69%
1.72%	1.70%	1.68%	1.80%	1.80%	1.74%
8.35%	6.80%	3.00%	3.02%	4.02%	4.47%
8.32%	6.79%	2.99%	2.91%	3.91%	4.42%
37%	60%	45%	124%	125%	143%
22

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

23

Six months ended[1] 1/31/24	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.91	$7.88	$8.23	$7.89	$8.28	$8.34

0.35	0.57	0.28	0.29	0.36	0.41
0.11	0.03	(0.35)	0.33	(0.40)	(0.06)
0.46	0.60	(0.07)	0.62	(0.04)	0.35

(0.35)	(0.57)	(0.28)	(0.24)	(0.35)	(0.41)
—	—	—	(0.04)	— [3]	— [3]
(0.35)	(0.57)	(0.28)	(0.28)	(0.35)	(0.41)

$8.02	$7.91	$7.88	$8.23	$7.89	$8.28

5.90%	7.87%	(0.92%)	7.99%	(0.40%)	4.36%

$1,458	$1,432	$1,111	$22	$7	$61
1.19%	1.19%	1.17%	1.19%	1.19%	1.19%
1.22%	1.20%	1.18%	1.30%	1.30%	1.24%
8.85%	7.30%	3.50%	3.52%	4.52%	4.97%
8.82%	7.29%	3.49%	3.41%	4.41%	4.92%
37%	60%	45%	124%	125%	143%
24

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

25

Six months ended[1] 1/31/24	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.91	$7.89	$8.23	$7.90	$8.28	$8.34

0.37	0.61	0.32	0.33	0.40	0.45
0.11	0.02	(0.34)	0.32	(0.39)	(0.06)
0.48	0.63	(0.02)	0.65	0.01	0.39

(0.37)	(0.61)	(0.32)	(0.28)	(0.39)	(0.45)
—	—	—	(0.04)	— [3]	— [3]
(0.37)	(0.61)	(0.32)	(0.32)	(0.39)	(0.45)

$8.02	$7.91	$7.89	$8.23	$7.90	$8.28

6.17%	8.27%	(0.31%)	8.40%	0.23%	4.88%

$469,963	$471,869	$654,307	$116,242	$79,391	$82,643
0.69%	0.69%	0.67%	0.69%	0.69%	0.69%
0.72%	0.70%	0.68%	0.80%	0.80%	0.74%
9.35%	7.80%	4.00%	4.02%	5.02%	5.47%
9.32%	7.79%	3.99%	3.91%	4.91%	5.42%
37%	60%	45%	124%	125%	143%
26

Financial highlights

Delaware Floating Rate Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended[1] 1/31/24 (Unaudited)	Year ended 7/31/23	8/31/21[2] to 7/31/22
Net asset value, beginning of period	$7.92	$7.89	$8.24

Income (loss) from investment operations:
Net investment income[3]	0.38	0.62	0.33
Net realized and unrealized gain (loss)	0.10	0.02	(0.38)
Total from investment operations	0.48	0.64	(0.05)

Less dividends and distributions from:
Net investment income	(0.37)	(0.61)	(0.30)
Total dividends and distributions	(0.37)	(0.61)	(0.30)

Net asset value, end of period	$8.03	$7.92	$7.89

Total return[4]	6.21%	8.48%	(0.69%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,301	$7,022	$4,986
Ratio of expenses to average net assets[5]	0.61%	0.62%	0.60%
Ratio of expenses to average net assets prior to fees waived[5]	0.64%	0.63%	0.61%
Ratio of net investment income to average net assets	9.43%	7.87%	4.07%
Ratio of net investment income to average net assets prior to fees waived	9.40%	7.86%	4.06%
Portfolio turnover	37%	60%	45%[6]
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the year ended July 31, 2022.

See accompanying notes, which are an integral part of the financial statements.

27

Notes to financial statements

Delaware Floating Rate Fund	January 31, 2024 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value.

28

Notes to financial statements

Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2024, and for all open tax years (years ended July 31, 2020–July 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

29

Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

30

Notes to financial statements

Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to

31

reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.60% of the Fund’s Class R6 shares’ average daily net assets from August 1, 2023 (except as noted) through November 29, 2024. Prior to November 30, 2023, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses to 0.62% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 (except as noted) through November 29, 2024 is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.94%	1.69%	1.19%	0.69%	0.60	%*
*	Effective November 30, 2023. Prior to November 30, 2023, the expense limitation for Class R6 shares was 0.62%.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2024, the Fund paid $12,662 for these services.

32

Notes to financial statements

Delaware Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2024, the Fund paid $18,781 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2024, the Fund paid $7,370 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2024, DDLP earned $5,663 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2024, DDLP received gross CDSC commissions of $3,160 and $519 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

33

3. Investments

For the six months ended January 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$204,289,454
Sales	203,317,698

At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$596,136,785
Aggregate unrealized appreciation of investments	$9,393,139
Aggregate unrealized depreciation of investments	(9,042,629)
Net unrealized appreciation of investments	$350,510

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$20,639,325	$24,091,846	$44,731,171

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,
34

Notes to financial statements

Delaware Floating Rate Fund

3. Investments (continued)

prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$198,660	$—	$—	$198,660
Convertible Bond	—	—	547,272	547,272
Corporate Bonds	—	23,147,452	—	23,147,452
Exchange-Traded Funds	11,324,444	—	—	11,324,444
Loan Agreements	—	525,054,694	—	525,054,694
Municipal Bonds	—	459,997	—	459,997
Short-Term Investments	35,754,776	—	—	35,754,776
Total Value of Securities	$47,277,880	$548,662,143	$547,272	$596,487,295

During the six months ended January 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

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4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/24	Year ended 7/31/23
Shares sold:
Class A	3,398,522	5,987,396
Class C	413,667	529,159
Class R	4,975	30,986
Institutional Class	14,761,525	41,322,576
Class R6	105,309	610,541

Shares issued upon reinvestment of dividends and distributions:
Class A	399,962	594,480
Class C	63,978	107,180
Class R	8,092	11,132
Institutional Class	2,463,285	4,964,528
Class R6	25,909	32,609
	21,645,224	54,190,587

Shares redeemed:
Class A	(2,245,168)	(7,380,465)
Class C	(325,794)	(727,135)
Class R	(12,349)	(2,031)
Institutional Class	(18,273,884)	(69,628,140)
Class R6	(233,034)	(388,194)
	(21,090,229)	(78,125,965)
Net increase (decrease)	554,995	(23,935,378)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2024 and the year ended July 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
1/31/24	—	7,067	767	1,088	6,746	—	$62,176
Year ended
7/31/23	69,086	10,916	468,171	15,495	76,384	455,802	4,292,443
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Notes to financial statements

Delaware Floating Rate Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of January 31, 2024, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its

37

currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No forward foreign currency exchange contracts were outstanding at January 31, 2024.

During the six months ended January 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

During the six months ended January 31, 2024, the Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statement of operations.”

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2024:

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average notional value)	$—	$67,029

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally

38

Notes to financial statements

Delaware Floating Rate Fund

7. Securities Lending (continued)

invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2024, the Fund had no securities out on loan.

8. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

39

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended January 31, 2024.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

40

Notes to financial statements

Delaware Floating Rate Fund

8. Credit and Market Risks (continued)

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

41

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Floating Rate Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a

42

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers, and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar

43

to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe and for the 10-year period was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 5-year period and underperformed its benchmark index for the 1-, 3-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe during the periods under review. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee

44

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that, as of March 31, 2023, the Fund’s net assets exceeded its first breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that

45

DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

46

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

47

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM's public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

● Check your account balance and transactions

● View statements and tax forms

● Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2023 to January 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/23	1/31/24	Expense Ratio	8/1/23 to 1/31/24*
Actual Fund return†
Class A	$1,000.00	$1,065.40	0.88%	$4.57
Class C	1,000.00	1,061.40	1.63%	8.45
Class R	1,000.00	1,064.00	1.13%	5.86
Institutional Class	1,000.00	1,063.70	0.63%	3.27
Class R6	1,000.00	1,067.00	0.58%	3.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.71	0.88%	$4.47
Class C	1,000.00	1,016.94	1.63%	8.26
Class R	1,000.00	1,019.46	1.13%	5.74
Institutional Class	1,000.00	1,021.97	0.63%	3.20
Class R6	1,000.00	1,022.22	0.58%	2.95

*“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware High-Yield Opportunities Fund	As of January 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.12%
Corporate Bonds	87.55%
Automotive	2.73%
Basic Industry	8.44%
Capital Goods	4.57%
Consumer Goods	1.14%
Electric	3.09%
Energy	14.09%
Financial Services	2.64%
Healthcare	7.02%
Insurance	3.70%
Leisure	6.72%
Media	8.92%
Retail	3.11%
Services	6.99%
Technology & Electronics	5.15%
Telecommunications	8.32%
Transportation	0.92%
Loan Agreements	9.19%
Automotive	0.41%
Basic Industry	2.46%
Capital Goods	0.81%
Energy	0.24%
Financial Services	0.99%
Healthcare	0.48%
Services	0.60%
Technology & Electronics	3.20%
Common Stock	0.04%
Short-Term Investments	3.49%
Total Value of Securities	100.39%
Liabilities Net of Receivables and Other Assets	(0.39%	)
Total Net Assets	100.00%

Schedule of investments

Delaware High-Yield Opportunities Fund	January 31, 2024 (Unaudited)
	Principal
	amount°	Value (US $)
Convertible Bond — 0.12%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>	222,415	$547,272
Total Convertible Bond (cost $213,498)		547,272

Corporate Bonds — 87.55%
Automotive — 2.73%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,742,387
Ford Motor 4.75% 1/15/43	1,680,000	1,386,004
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,348,879
4.125% 8/17/27	710,000	674,779
4.542% 8/1/26	1,960,000	1,905,596
7.35% 3/6/30	1,825,000	1,955,065
Goodyear Tire & Rubber 5.25% 7/15/31	2,430,000	2,214,617
Wand NewCo 3 144A 7.625% 1/30/32 #	575,000	594,222
		12,821,549
Basic Industry — 8.44%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	3,290,000	3,435,797
Chemours 144A 5.75% 11/15/28 #	2,550,000	2,408,246
CP Atlas Buyer 144A 7.00% 12/1/28 #	2,730,000	2,435,788
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	1,899,107
144A 7.50% 4/1/25 #	2,320,000	2,294,642
144A 8.625% 6/1/31 #	3,460,000	3,213,475
FMG Resources August 2006
144A 5.875% 4/15/30 #	2,055,000	2,031,882
144A 6.125% 4/15/32 #	925,000	916,199
NOVA Chemicals 144A 8.50% 11/15/28 #	3,320,000	3,478,464
Novelis
144A 3.875% 8/15/31 #	605,000	525,489
144A 4.75% 1/30/30 #	4,715,000	4,378,329
Olympus Water US Holding 144A 9.75% 11/15/28 #	2,175,000	2,303,813
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,307,437
Standard Industries 144A 3.375% 1/15/31 #	4,290,000	3,651,818
Vibrantz Technologies 144A 9.00% 2/15/30 #	2,813,000	2,338,559
		39,619,045
Capital Goods — 4.57%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	2,225,368	1,077,612

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	1,219,000	$1,066,683
144A 4.00% 9/1/29 #	1,495,000	1,213,434
Bombardier
144A 6.00% 2/15/28 #	2,873,000	2,801,920
144A 7.50% 2/1/29 #	1,781,000	1,817,596
144A 8.75% 11/15/30 #	900,000	945,637
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	465,000	463,172
144A 8.75% 4/15/30 #	1,525,000	1,450,719
Husky Injection Molding Systems 144A 9.00% 2/15/29 #	115,000	115,000
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	3,415,000	3,453,427
144A 9.25% 4/15/27 #	1,240,000	1,198,485
Sealed Air
144A 5.00% 4/15/29 #	1,350,000	1,296,109
144A 7.25% 2/15/31 #	580,000	607,081
TransDigm 144A 6.875% 12/15/30 #	3,855,000	3,948,580
		21,455,455
Consumer Goods — 1.14%
Acushnet 144A 7.375% 10/15/28 #	1,471,000	1,531,238
Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	2,112,497
Fiesta Purchaser 144A 7.875% 3/1/31 #	1,690,000	1,690,000
		5,333,735
Electric — 3.09%
Calpine
144A 3.75% 3/1/31 #	2,750,000	2,391,307
144A 4.625% 2/1/29 #	645,000	596,895
144A 5.00% 2/1/31 #	3,380,000	3,069,429
144A 5.125% 3/15/28 #	1,260,000	1,203,453
Vistra
144A 7.00% 12/15/26 #, µ, y	5,095,000	4,948,213
144A 8.00% 10/15/26 #, µ, y	2,285,000	2,280,137
		14,489,434
Energy — 14.09%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	2,988,503
144A 7.00% 11/1/26 #	1,490,000	1,490,267

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Callon Petroleum
144A 7.50% 6/15/30 #	3,095,000	$3,262,427
144A 8.00% 8/1/28 #	1,770,000	1,831,961
Civitas Resources 144A 8.625% 11/1/30 #	2,235,000	2,385,291
CNX Midstream Partners 144A 4.75% 4/15/30 #	985,000	859,102
Energy Transfer
144A 5.625% 5/1/27 #	207,000	206,765
144A 6.00% 2/1/29 #	2,473,000	2,487,084
EQM Midstream Partners
144A 4.75% 1/15/31 #	5,095,000	4,753,611
6.50% 7/15/48	710,000	733,263
Genesis Energy
7.75% 2/1/28	2,295,000	2,302,746
8.00% 1/15/27	2,270,000	2,298,243
8.25% 1/15/29	1,050,000	1,080,287
Hilcorp Energy I
144A 6.00% 4/15/30 #	3,235,000	3,143,741
144A 6.00% 2/1/31 #	395,000	380,698
144A 6.25% 4/15/32 #	1,552,000	1,491,123
Kodiak Gas Services 144A 7.25% 2/15/29 #	1,245,000	1,261,447
Murphy Oil 6.375% 7/15/28	5,120,000	5,131,341
Nabors Industries
144A 7.25% 1/15/26 #	565,000	551,350
144A 9.125% 1/31/30 #	1,730,000	1,761,763
NuStar Logistics
6.00% 6/1/26	2,430,000	2,426,294
6.375% 10/1/30	3,568,000	3,588,427
Southwestern Energy
5.375% 2/1/29	470,000	459,298
5.375% 3/15/30	3,940,000	3,810,925
Transocean 144A 8.00% 2/1/27 #	3,222,000	3,200,187
USA Compression Partners
6.875% 4/1/26	1,720,000	1,711,893
6.875% 9/1/27	3,250,000	3,250,478
Vital Energy
144A 7.75% 7/31/29 #	2,625,000	2,596,511
9.75% 10/15/30	1,050,000	1,116,192
Weatherford International 144A 8.625% 4/30/30 #	3,505,000	3,584,843
		66,146,061

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financial Services — 2.64%
AerCap Holdings 5.875% 10/10/79 µ	5,323,000	$5,290,302
Air Lease 4.65% 6/15/26 µ, y	2,995,000	2,776,322
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,337,953
		12,404,577
Healthcare — 7.02%
AthenaHealth Group 144A 6.50% 2/15/30 #	1,260,000	1,126,841
Avantor Funding 144A 3.875% 11/1/29 #	2,755,000	2,503,131
Bausch Health 144A 11.00% 9/30/28 #	1,300,000	887,640
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	1,125,000	990,000
144A 3.50% 4/1/30 #	250,000	219,921
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	3,052,807
CHS
144A 4.75% 2/15/31 #	3,000,000	2,383,905
144A 6.125% 4/1/30 #	578,000	376,936
DaVita
144A 3.75% 2/15/31 #	1,545,000	1,275,032
144A 4.625% 6/1/30 #	1,285,000	1,137,936
HCA
5.875% 2/1/29	3,000	3,096
7.58% 9/15/25	820,000	846,212
Heartland Dental 144A 8.50% 5/1/26 #	3,443,000	3,412,185
Legacy LifePoint Health 144A 4.375% 2/15/27 #	1,785,000	1,664,049
Medline Borrower
144A 3.875% 4/1/29 #	2,485,000	2,252,102
144A 5.25% 10/1/29 #	3,812,000	3,557,736
Organon & Co. 144A 5.125% 4/30/31 #	2,735,000	2,351,421
Tenet Healthcare
4.375% 1/15/30	3,190,000	2,954,448
6.125% 10/1/28	1,965,000	1,959,429
		32,954,827
Insurance — 3.70%
HUB International
144A 5.625% 12/1/29 #	2,625,000	2,479,390
144A 7.375% 1/31/32 #	2,260,000	2,315,869
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	3,390,000	3,519,752
144A 10.50% 12/15/30 #	1,665,000	1,755,901

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
NFP
144A 6.875% 8/15/28 #	4,305,000	$4,332,724
144A 7.50% 10/1/30 #	1,140,000	1,198,235
USI 144A 7.50% 1/15/32 #	1,710,000	1,735,650
		17,337,521
Leisure — 6.72%
Boyd Gaming 144A 4.75% 6/15/31 #	5,175,000	4,758,641
Caesars Entertainment
144A 6.50% 2/15/32 #	1,130,000	1,143,234
144A 7.00% 2/15/30 #	4,035,000	4,149,085
Carnival
144A 5.75% 3/1/27 #	2,235,000	2,203,402
144A 6.00% 5/1/29 #	4,825,000	4,676,979
Light & Wonder International 144A 7.25% 11/15/29 #	3,520,000	3,617,099
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	5,987,000	5,914,554
144A 7.25% 1/15/30 #	1,135,000	1,183,731
Scientific Games Holdings 144A 6.625% 3/1/30 #	4,120,000	3,875,684
		31,522,409
Media — 8.92%
AMC Networks 4.25% 2/15/29	2,675,000	2,060,646
Arches Buyer 144A 6.125% 12/1/28 #	2,905,000	2,511,997
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	5,561,538
4.50% 5/1/32	530,000	442,492
144A 5.375% 6/1/29 #	2,520,000	2,345,022
CMG Media 144A 8.875% 12/15/27 #	4,455,000	3,480,734
CSC Holdings
144A 4.625% 12/1/30 #	3,895,000	1,993,698
144A 5.00% 11/15/31 #	2,870,000	1,446,530
144A 5.75% 1/15/30 #	3,065,000	1,625,553
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	2,166,047
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	4,005,523
DISH DBS 144A 5.75% 12/1/28 #	4,310,000	2,907,526
Gray Television 144A 5.375% 11/15/31 #	6,765,000	5,300,936
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,122,955
Sirius XM Radio 144A 4.00% 7/15/28 #	4,300,000	3,908,026
		41,879,223

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Retail — 3.11%
Asbury Automotive Group
144A 4.625% 11/15/29 #	585,000	$539,494
4.75% 3/1/30	1,990,000	1,843,050
Bath & Body Works
6.875% 11/1/35	2,105,000	2,101,532
6.95% 3/1/33	1,262,000	1,242,741
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	2,406,000	2,321,555
Murphy Oil USA
144A 3.75% 2/15/31 #	3,000,000	2,590,320
4.75% 9/15/29	1,000,000	948,070
PetSmart 144A 7.75% 2/15/29 #	3,110,000	3,008,746
		14,595,508
Services — 6.99%
ADT Security 144A 4.125% 8/1/29 #	4,445,000	4,106,069
CDW 3.569% 12/1/31	4,300,000	3,776,883
GFL Environmental 144A 6.75% 1/15/31 #	2,775,000	2,841,679
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	1,989,815
144A 5.25% 7/15/30 #	3,145,000	2,969,055
Prime Security Services Borrower 144A 5.75% 4/15/26 #	1,715,000	1,715,834
SRS Distribution
144A 6.00% 12/1/29 #	1,248,000	1,168,022
144A 6.125% 7/1/29 #	1,255,000	1,188,799
Staples 144A 7.50% 4/15/26 #	2,703,000	2,532,905
United Rentals North America 3.875% 2/15/31	5,395,000	4,871,847
White Cap Buyer 144A 6.875% 10/15/28 #	3,733,000	3,657,052
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	1,992,000	1,991,572
		32,809,532
Technology & Electronics — 5.15%
Clarios Global 144A 8.50% 5/15/27 #	2,395,000	2,392,926
CommScope Technologies 144A 6.00% 6/15/25 #	2,559,000	2,036,657
Entegris
144A 4.75% 4/15/29 #	1,331,000	1,273,413
144A 5.95% 6/15/30 #	3,630,000	3,588,569
Micron Technology 5.875% 9/15/33	2,305,000	2,398,976
NCR Voyix
144A 5.00% 10/1/28 #	1,370,000	1,292,771
144A 5.125% 4/15/29 #	785,000	735,178
144A 5.25% 10/1/30 #	1,580,000	1,455,247

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Seagate HDD Cayman
5.75% 12/1/34	1,325,000	$1,285,561
144A 8.25% 12/15/29 #	1,210,000	1,303,861
Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,299,138
UKG 144A 6.875% 2/1/31 #	3,050,000	3,088,125
		24,150,422
Telecommunications — 8.32%
Altice France 144A 5.50% 10/15/29 #	4,400,000	3,247,218
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	2,162,340
Connect Finco 144A 6.75% 10/1/26 #	5,301,000	5,184,763
Consolidated Communications
144A 5.00% 10/1/28 #	2,790,000	2,286,405
144A 6.50% 10/1/28 #	3,025,000	2,609,062
DIGICEL PIK 12.00%	2,560,859	2,426,414
Frontier Communications Holdings
144A 5.00% 5/1/28 #	465,000	429,428
144A 5.875% 10/15/27 #	3,835,000	3,691,093
5.875% 11/1/29	1,215,000	1,030,654
144A 6.75% 5/1/29 #	1,735,000	1,539,629
144A 8.75% 5/15/30 #	670,000	686,792
Northwest Fiber 144A 4.75% 4/30/27 #	3,930,000	3,784,187
Sable International Finance 144A 5.75% 9/7/27 #	3,602,000	3,487,817
Sprint 7.625% 3/1/26	1,915,000	1,999,676
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	2,861,001
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,596,539
		39,023,018
Transportation — 0.92%
Air Canada 144A 3.875% 8/15/26 #	2,590,000	2,466,078
Azul Secured Finance 144A 11.50% 5/28/29 #	806,417	670,491
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,235,000	1,184,529
		4,321,098
Total Corporate Bonds (cost $429,572,638)		410,863,414

Loan Agreements — 9.19%
Automotive — 0.41%
Clarios Global 8.333% (SOFR01M + 3.00%) 5/6/30 •	1,169,012	1,170,838
Wand NewCo 3 TBD 1/20/31 X	753,000	754,471
		1,925,309

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Basic Industry — 2.46%
Form Technologies Tranche B 9.988% (SOFR03M + 4.60%) 7/22/25 •	3,475,430	$3,292,970
Hexion Holdings 1st Lien 10.022% (SOFR03M + 4.65%) 3/15/29 •	728,900	699,440
Hexion Holdings 2nd Lien 12.87% (SOFR01M + 7.54%) 3/15/30 •	2,960,000	2,560,400
PMHC II 9.723% (SOFR03M + 4.40%) 4/23/29 •	545,854	521,973
Vantage Specialty Chemicals 1st Lien 10.068% (SOFR03M + 4.75%) 10/26/26 •	4,595,736	4,454,992
		11,529,775
Capital Goods — 0.81%
Hunter Douglas Holding Tranche B-1 8.88% (SOFR03M + 3.50%) 2/26/29 •	1,293,847	1,274,671
SPX Flow 9.933% (SOFR01M + 4.60%) 4/5/29 •	2,534,069	2,536,446
		3,811,117
Energy — 0.24%
Parkway Generation Tranche B 10.324% (SOFR03M + 5.01%) 2/16/29 •	1,023,795	1,012,277
Parkway Generation Tranche C 10.324% (SOFR03M + 5.01%) 2/16/29	128,600	127,153
		1,139,430
Financial Services — 0.99%
Amynta Agency Borrower 9.583% (SOFR01M + 4.25%) 2/28/28 •	4,631,754	4,640,439
		4,640,439
Healthcare — 0.48%
Bausch & Lomb 8.683% (SOFR01M + 3.35%) 5/10/27 •	2,308,283	2,259,553
		2,259,553
Services — 0.60%
Pre Paid Legal Services 2nd Lien 12.447% (SOFR01M + 7.11%) 12/17/29 •	640,000	608,000
Swf Holdings I 9.447% (SOFR01M + 4.11%) 10/6/28 •	2,481,745	2,218,503
		2,826,503
Technology & Electronics — 3.20%
Applied Systems 2nd Lien 12.098% (SOFR01M + 6.75%) 9/17/27 •	3,054,742	3,072,561
Commscope 8.697% (SOFR01M + 3.36%) 4/6/26 •	1,209,912	1,060,185
Guardian US Holdco 8.83% (SOFR02M + 3.50%) 1/31/30 •	1,511,180	1,514,202

Schedule of investments

Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Technology & Electronics (continued)
INDICOR Tranche B 9.348% (SOFR03M + 4.00%) 11/22/29 •	4,327,355	$4,333,850
UKG 2nd Lien 10.68% (SOFR03M + 5.35%) 5/3/27 •	5,014,000	5,026,535
		15,007,333
Total Loan Agreements (cost $42,618,524)		43,139,459

	Number of
	shares
Common Stock — 0.04%
Leisure — 0.04%
Studio City International Holdings †	29,694	198,653
Total Common Stock (cost $89,257)		198,653

Short-Term Investments — 3.49%
Money Market Mutual Funds — 3.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	4,099,349	4,099,349
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	4,099,350	4,099,350
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	4,099,350	4,099,350
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	4,099,351	4,099,351
Total Short-Term Investments (cost $16,397,400)		16,397,400
Total Value of Securities—100.39%
(cost $488,891,317)		$471,146,198
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $333,210,736, which represents 71.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

>	PIK. 100% of the income received was in the form of cash.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.

Summary of abbreviations:

DAC – Designated Activity Company

PIK – Payment-in-kind

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR02M – Secured Overnight Financing Rate 2 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TBD – To be determined

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware High-Yield Opportunities Fund	January 31, 2024 (Unaudited)
Assets:
Investments, at value*	$471,146,198
Cash	81,932
Dividends and interest receivable	7,581,293
Receivable for securities sold	1,118,678
Receivable for fund shares sold	284,862
Prepaid expenses	35,611
Other assets	4,023
Total Assets	480,252,597

Liabilities:
Payable for securities purchased	9,305,747
Payable for fund shares redeemed	874,693
Other accrued expenses	267,644
Distribution payable	191,466
Investment management fees payable to affiliates	169,635
Distribution fees payable to affiliates	71,044
Administration expenses payable to affiliates	51,595
Total Liabilities	10,931,824
Total Net Assets	$469,320,773

Net Assets Consist of:
Paid-in capital	$639,220,635
Total distributable earnings (loss)	(169,899,862)
Total Net Assets	$469,320,773

Net Asset Value

Class A:
Net assets	$320,072,369
Shares of beneficial interest outstanding, unlimited authorization, no par	92,849,832
Net asset value per share	$3.45
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$3.61

Class C:
Net assets	$2,634,474
Shares of beneficial interest outstanding, unlimited authorization, no par	764,245
Net asset value per share	$3.45

Class R:
Net assets	$2,756,905
Shares of beneficial interest outstanding, unlimited authorization, no par	797,693
Net asset value per share	$3.46

Institutional Class:
Net assets	$91,941,794
Shares of beneficial interest outstanding, unlimited authorization, no par	26,690,520
Net asset value per share	$3.44

Class R6:
Net assets	$51,915,231
Shares of beneficial interest outstanding, unlimited authorization, no par	15,068,725
Net asset value per share	$3.45

*Investments, at cost	$488,891,317

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware High-Yield Opportunities Fund	Six months ended January 31, 2024 (Unaudited)

Investment Income:
Interest	$16,508,251
Dividends	531,768
17,040,019

Expenses:
Management fees	1,496,685
Distribution expenses — Class A	396,561
Distribution expenses — Class C	13,986
Distribution expenses — Class R	7,105
Dividend disbursing and transfer agent fees and expenses	202,406
Accounting and administration expenses	90,382
Registration fees	43,796
Reports and statements to shareholders expenses	32,169
Audit and tax fees	22,251
Legal fees	19,646
Trustees’ fees and expenses	16,334
Custodian fees	2,992
Other	37,221
2,381,534
Less expenses waived	(526,217)
Less expenses paid indirectly	(726)
Total operating expenses	1,854,591
Net Investment Income (Loss)	15,185,428

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(6,532,746)
Foreign currencies	(63,445)
Forward foreign currency exchange contracts	6,631
Net realized gain (loss)	(6,589,560)

Net change in unrealized appreciation (depreciation) on:
Investments	19,894,730
Foreign currencies	3,080
Forward foreign currency exchange contracts	13,942
Net change in unrealized appreciation (depreciation)	19,911,752
Net Realized and Unrealized Gain (Loss)	13,322,192
Net Increase (Decrease) in Net Assets Resulting from Operations	$28,507,620

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six months
	ended
	1/31/24	Year ended
	(Unaudited)	7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$15,185,428	$28,720,532
Net realized gain (loss)	(6,589,560)	(18,484,072)
Net change in unrealized appreciation (depreciation)	19,911,752	8,654,613
Net increase (decrease) in net assets resulting from operations	28,507,620	18,891,073

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,781,572)	(20,306,044)
Class C	(84,150)	(202,494)
Class R	(93,260)	(157,799)
Institutional Class	(2,890,360)	(4,541,447)
Class R6	(1,946,160)	(4,177,415)
	(15,795,502)	(29,385,199)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	5,158,540	11,218,210
Class C	169,090	590,927
Class R	287,136	591,279
Institutional Class	19,951,009	47,376,547
Class R6	3,900,608	22,939,549
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,767,301	18,338,819
Class C	84,147	202,494
Class R	92,815	157,554
Institutional Class	2,868,982	4,520,769
Class R6	1,681,548	3,683,278
	43,961,176	109,619,426

	Six months
	ended
	1/31/24	Year ended
	(Unaudited)	7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(26,587,590)	$(52,811,340)
Class C	(722,260)	(2,316,972)
Class R	(508,215)	(411,908)
Institutional Class	(11,447,085)	(36,305,056)
Class R6	(11,093,167)	(23,058,680)
	(50,358,317)	(114,903,956)
Decrease in net assets derived from capital share transactions	(6,397,141)	(5,284,530)
Net Increase (Decrease) in Net Assets	6,314,977	(15,778,656)
Net Assets:
Beginning of period	463,005,796	478,784,452
End of period	$469,320,773	$463,005,796

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$3.35	$3.42	$3.91	$3.74	$3.76	$3.71

0.11	0.20	0.17	0.17	0.19	0.20
0.10	(0.07)	(0.48)	0.18	(0.02)	0.06
0.21	0.13	(0.31)	0.35	0.17	0.26

(0.11)	(0.20)	(0.18)	(0.18)	(0.19)	(0.21)
—	—	— [3]	—	—	—
—	—	—	—	— [3]	— [3]
(0.11)	(0.20)	(0.18)	(0.18)	(0.19)	(0.21)

$3.45	$3.35	$3.42	$3.91	$3.74	$3.76

6.54%	4.15%	(8.01)%	9.68%	4.89%	7.25%

$320,072	$323,096	$353,662	$447,179	$110,750	$121,500
0.88%	0.88%	0.89%	0.93%	0.94%	0.94%
1.11%	1.11%	1.09%	1.19%	1.16%	1.15%
6.52%	5.98%	4.51%	4.55%	5.09%	5.50%
6.29%	5.75%	4.31%	4.29%	4.87%	5.29%
17%	31%	50%	91%	108%	76%

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$3.35	$3.42	$3.91	$3.74	$3.77	$3.72

0.10	0.17	0.14	0.15	0.16	0.17
0.10	(0.06)	(0.47)	0.18	(0.02)	0.06
0.20	0.11	(0.33)	0.33	0.14	0.23

(0.10)	(0.18)	(0.16)	(0.16)	(0.17)	(0.18)
—	—	— [3]	—	—	—
—	—	—	—	— [3]	— [3]
(0.10)	(0.18)	(0.16)	(0.16)	(0.17)	(0.18)

$3.45	$3.35	$3.42	$3.91	$3.74	$3.77

6.14%	3.37%	(8.70)%	8.86%	3.83%	6.45%

$2,635	$3,038	$4,665	$7,177	$15,622	$21,170
1.63%	1.63%	1.64%	1.68%	1.69%	1.69%
1.86%	1.86%	1.84%	1.94%	1.91%	1.90%
5.77%	5.23%	3.76%	3.80%	4.34%	4.75%
5.54%	5.00%	3.56%	3.54%	4.12%	4.54%
17%	31%	50%	91%	108%	76%

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$3.36	$3.43	$3.92	$3.75	$3.78	$3.73

0.11	0.19	0.16	0.17	0.18	0.19
0.10	(0.06)	(0.47)	0.17	(0.02)	0.06
0.21	0.13	(0.31)	0.34	0.16	0.25

(0.11)	(0.20)	(0.18)	(0.17)	(0.19)	(0.20)
—	—	— [3]	—	—	—
—	—	—	—	— [3]	— [3]
(0.11)	(0.20)	(0.18)	(0.17)	(0.19)	(0.20)

$3.46	$3.36	$3.43	$3.92	$3.75	$3.78

6.40%	3.89%	(8.21)%	9.39%	4.35%	6.97%

$2,757	$2,805	$2,513	$2,857	$3,891	$4,805
1.13%	1.13%	1.14%	1.18%	1.19%	1.19%
1.36%	1.36%	1.34%	1.44%	1.41%	1.40%
6.27%	5.73%	4.26%	4.30%	4.84%	5.25%
6.04%	5.50%	4.06%	4.04%	4.62%	5.04%
17%	31%	50%	91%	108%	76%

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$3.35	$3.42	$3.91	$3.74	$3.76	$3.71

0.11	0.21	0.18	0.18	0.20	0.21
0.10	(0.07)	(0.48)	0.18	(0.02)	0.06
0.21	0.14	(0.30)	0.36	0.18	0.27

(0.12)	(0.21)	(0.19)	(0.19)	(0.20)	(0.22)
—	—	— [3]	—	—	—
—	—	—	—	— [3]	— [3]
(0.12)	(0.21)	(0.19)	(0.19)	(0.20)	(0.22)

$3.44	$3.35	$3.42	$3.91	$3.74	$3.76

6.37%	4.41%	(7.78)%	9.95%	5.15%	7.52%

$91,942	$78,071	$64,111	$97,188	$42,315	$44,923
0.63%	0.63%	0.64%	0.68%	0.69%	0.69%
0.86%	0.86%	0.84%	0.94%	0.91%	0.90%
6.77%	6.23%	4.76%	4.80%	5.34%	5.75%
6.54%	6.00%	4.56%	4.54%	5.12%	5.54%
17%	31%	50%	91%	108%	76%

Financial highlights

Delaware High-Yield Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2021.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			4/29/21[1]
1/31/24[2]	Year ended		to
(Unaudited)	7/31/23	7/31/22	7/31/21
$3.35	$3.42	$3.91	$3.88

0.11	0.21	0.18	0.03
0.11	(0.07)	(0.47)	0.05
0.22	0.14	(0.29)	0.08

(0.12)	(0.21)	(0.20)	(0.05)
—	—	— [4]	—
(0.12)	(0.21)	(0.20)	(0.05)

$3.45	$3.35	$3.42	$3.91

6.70%	4.45%	(7.74)%	2.07%

$51,915	$55,996	$53,833	$68,460
0.58%	0.58%	0.59%	0.59%
0.81%	0.79%	0.79%	0.87%
6.82%	6.28%	4.81%	4.01%
6.59%	6.07%	4.61%	3.73%
17%	31%	50%	91%[7]

Notes to financial statements

Delaware High-Yield Opportunities Fund	January 31, 2024 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2024, and for all open tax years (years ended July 31, 2020–July 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.”

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.58% of the Fund’s Class R6 shares' average daily net assets from August 1, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 through November 29, 2024 is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.88%	1.63%	1.13%	0.63%	0.58%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-

Notes to financial statements

Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC's annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2024, the Fund paid $10,669 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2024, the Fund paid $15,248 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2024, the Fund paid $5,993 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2024, DDLP earned $3,460 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2024, DDLP received gross CDSC commissions of $2 and $72 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended January 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$75,196,387
Sales	73,248,948

Notes to financial statements

Delaware High-Yield Opportunities Fund

3. Investments (continued)

At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$489,286,614
Aggregate unrealized appreciation of investments	$10,232,808
Aggregate unrealized depreciation of investments	(28,373,224)
Net unrealized depreciation of investments	$(18,140,416)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$40,629,206	$103,046,609	$143,675,815

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$198,653	$—	$—	$198,653
Convertible Bond	—	—	547,272	547,272
Corporate Bonds	—	410,863,414	—	410,863,414
Loan Agreements	—	43,139,459	—	43,139,459
Short-Term Investments	16,397,400	—	—	16,397,400
Total Value of Securities	$16,596,053	$454,002,873	$547,272	$471,146,198

During the six months ended January 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements

Delaware High-Yield Opportunities Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/24	7/31/23
Shares sold:
Class A	1,532,750	3,384,715
Class C	49,835	178,957
Class R	86,052	177,901
Institutional Class	5,954,618	14,202,010
Class R6	1,155,003	6,801,551
Shares issued upon reinvestment of dividends and distributions:
Class A	2,907,245	5,541,100
Class C	25,066	61,227
Class R	27,577	47,492
Institutional Class	853,827	1,366,422
Class R6	501,321	1,113,795
	13,093,294	32,875,170

Shares redeemed:
Class A	(7,926,419)	(15,906,485)
Class C	(216,388)	(697,181)
Class R	(150,129)	(123,501)
Institutional Class	(3,415,766)	(11,015,115)
Class R6	(3,293,376)	(6,945,124)
	(15,002,078)	(34,687,406)
Net decrease	(1,908,784)	(1,812,236)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2024 and the year ended July 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
1/31/24	1,835	—	6,466	6,466	1,835	—	$26,997
Year ended
7/31/23	387,321	25,677	33,134	23,604	405,904	16,993	1,514,093

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of January 31, 2024, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its

Notes to financial statements

Delaware High-Yield Opportunities Fund

6. Derivatives (continued)

currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No forward foreign currency exchange contracts were outstanding at January 31, 2024.

During the six months ended January 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

During the six months ended January 31, 2024, the Fund experienced net realized and unrealized gains or losses attributable to forward foreign currency exchange contracts, which are disclosed on the “Statement of operations.”

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2024:

	Long Derivative	Short Derivative
	Volume	Volume
Forward foreign currency exchange contracts (average notional value)	$—	$68,364

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2024, the Fund had no securities out on loan.

8. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Notes to financial statements

Delaware High-Yield Opportunities Fund

8. Credit and Market Risks (continued)

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended January 31, 2024.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On January 16, 2024, the Board approved the reorganization of the Fund into and with a substantially similar fund and class of another Delaware Fund (the “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund
Delaware High-Yield Opportunities Fund, a series of the Trust	Delaware Ivy High Income Fund, a series of Ivy Funds

The Reorganization is subject to the approval of Fund shareholders at a special shareholder meeting anticipated to be held on March 25, 2024. If the Reorganization is approved by

Notes to financial statements

Delaware High-Yield Opportunities Fund

10. Subsequent Events (continued)

shareholders at that March 25, 2024 special shareholder meeting, the Reorganization is expected to occur on or about April 26, 2024.

Management has determined that no other material events or transactions occurred subsequent to January 31, 2024, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware High-Yield Opportunities Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the second quartile of its Performance Universe and for the 5-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year periods and underperformed its benchmark index for the 10-year period. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Board also received

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds, including the current breakpoints. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent, and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund's most recent Form N-PORT are available without charge on the Fund's website at delawarefunds.com/literature.

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Form N-PORT and proxy voting information (continued)

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 28, 2024

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 28, 2024